Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Extended Market Index Portfolio
September 30, 2023
VEMI-NPRT3-1123
1.9887319.105
Common Stocks - 96.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	1,207	37,876
AST SpaceMobile, Inc. (a)(b)	4,246	16,135
ATN International, Inc.	687	21,682
Bandwidth, Inc. (a)	1,382	15,575
Cogent Communications Group, Inc.	2,738	169,482
Consolidated Communications Holdings, Inc. (a)	4,655	15,920
EchoStar Holding Corp. Class A (a)	2,313	38,743
Frontier Communications Parent, Inc. (a)	14,246	222,950
GCI Liberty, Inc. Class A	2,033	0
Globalstar, Inc. (a)(b)	45,615	59,756
IDT Corp. Class B (a)	1,288	28,400
Iridium Communications, Inc.	8,031	365,330
Liberty Global PLC:
Class A (a)	10,003	171,251
Class C (a)	16,322	302,936
Liberty Latin America Ltd.:
Class A (a)	4,287	34,982
Class C (a)	7,176	58,556
Lumen Technologies, Inc. (b)	58,968	83,735
		1,643,309
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (b)	3,752	29,978
Cinemark Holdings, Inc. (a)	6,897	126,560
Endeavor Group Holdings, Inc.	11,470	228,253
Kartoon Studios, Inc. (a)(b)	2,021	2,829
Lions Gate Entertainment Corp.:
Class A (a)(b)	4,909	41,628
Class B (a)	6,868	54,051
Live Nation Entertainment, Inc. (a)	9,177	762,058
Madison Square Garden Entertainment Corp.	2,024	66,610
Madison Square Garden Sports Corp.	1,132	199,572
Marcus Corp. (b)	1,532	23,746
Playtika Holding Corp. (a)	5,817	56,018
Roku, Inc. Class A (a)	7,868	555,402
Sciplay Corp. (A Shares) (a)	1,425	32,447
Skillz, Inc. (a)(b)	926	4,723
Sphere Entertainment Co. (a)	1,677	62,317
TKO Group Holdings, Inc.	2,766	232,510
Vivid Seats, Inc. Class A (a)	1,513	9,713
Warner Music Group Corp. Class A	7,495	235,343
		2,723,758
Interactive Media & Services - 0.5%
Angi, Inc. (a)(b)	4,736	9,377
Bumble, Inc. (a)	6,325	94,369
CarGurus, Inc. Class A (a)	5,704	99,934
Cars.com, Inc. (a)	3,955	66,681
Eventbrite, Inc. (a)	5,271	51,972
EverQuote, Inc. Class A (a)	1,186	8,575
fuboTV, Inc. (a)(b)	18,738	50,030
IAC, Inc. (a)	4,869	245,349
MediaAlpha, Inc. Class A (a)	1,126	9,301
Nextdoor Holdings, Inc. (a)	8,508	15,485
QuinStreet, Inc. (a)	3,204	28,740
Rumble, Inc. (a)(b)	5,134	26,183
Shutterstock, Inc. (b)	1,547	58,863
TripAdvisor, Inc. (a)	6,775	112,330
Vimeo, Inc. (a)	10,021	35,474
Yelp, Inc. (a)	4,394	182,746
Ziff Davis, Inc. (a)	3,019	192,280
ZipRecruiter, Inc. (a)	3,092	37,073
Zoominfo Technologies, Inc. (a)	17,204	282,146
		1,606,908
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	13,890	45,420
AMC Networks, Inc. Class A (a)	1,778	20,945
Boston Omaha Corp. (a)	1,317	21,586
Cable One, Inc.	301	185,308
Cardlytics, Inc. (a)	2,213	36,515
Clear Channel Outdoor Holdings, Inc. (a)	31,023	49,016
DISH Network Corp. Class A (a)(b)	16,157	94,680
E.W. Scripps Co. Class A (a)	3,830	20,988
Entravision Communication Corp. Class A	4,840	17,666
Gannett Co., Inc. (a)	9,665	23,679
Gray Television, Inc.	5,524	38,226
iHeartMedia, Inc. (a)	6,597	20,847
Integral Ad Science Holding Corp. (a)	3,076	36,574
John Wiley & Sons, Inc. Class A	2,727	101,363
Magnite, Inc. (a)	7,615	57,417
News Corp.:
Class A	24,220	485,853
Class B	7,557	157,715
Nexstar Broadcasting Group, Inc. Class A	2,285	327,600
PubMatic, Inc. (a)	2,776	33,590
Scholastic Corp.	1,866	71,169
Sinclair, Inc. Class A (b)	2,447	27,455
Sirius XM Holdings, Inc. (b)	44,409	200,729
Stagwell, Inc. (a)	6,527	30,612
TechTarget, Inc. (a)	1,655	50,246
TEGNA, Inc.	14,342	208,963
The New York Times Co. Class A	10,449	430,499
Thryv Holdings, Inc. (a)	1,988	37,315
WideOpenWest, Inc. (a)	3,283	25,115
		2,857,091
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	4,188	49,963
NII Holdings, Inc. (a)(c)	1,280	0
Shenandoah Telecommunications Co.	3,213	66,220
Spok Holdings, Inc.	1,245	17,766
Telephone & Data Systems, Inc.	6,311	115,554
U.S. Cellular Corp. (a)	893	38,372
		287,875
TOTAL COMMUNICATION SERVICES		9,118,941
CONSUMER DISCRETIONARY - 12.9%
Automobile Components - 1.4%
Adient PLC (a)	6,039	221,631
American Axle & Manufacturing Holdings, Inc. (a)	7,472	54,247
Autoliv, Inc.	4,924	475,068
BorgWarner, Inc.	14,940	603,128
Dana, Inc.	8,180	120,001
Dorman Products, Inc. (a)	1,808	136,974
Fox Factory Holding Corp. (a)	2,698	267,318
Garrett Motion, Inc. (a)	3,568	28,116
Gentex Corp.	14,892	484,586
Gentherm, Inc. (a)	2,117	114,868
Holley, Inc. (a)	3,214	16,038
LCI Industries	1,615	189,633
Lear Corp.	3,761	504,726
Luminar Technologies, Inc. (a)(b)	15,754	71,681
Mobileye Global, Inc. (b)	4,864	202,099
Modine Manufacturing Co. (a)	3,325	152,119
Motorcar Parts of America, Inc. (a)(b)	1,240	10,032
Patrick Industries, Inc.	1,354	101,631
Phinia, Inc.	2,995	80,236
QuantumScape Corp. Class A (a)(b)	18,599	124,427
Solid Power, Inc. (a)(b)	6,910	13,958
Standard Motor Products, Inc.	1,183	39,772
Stoneridge, Inc. (a)	1,725	34,621
The Goodyear Tire & Rubber Co. (a)	18,080	224,734
Visteon Corp. (a)	1,807	249,492
XPEL, Inc. (a)	1,253	96,619
		4,617,755
Automobiles - 0.6%
Canoo, Inc. (a)(b)	21,436	10,504
Faraday Future Intelligent Electric, Inc. (a)(b)	713	948
Fisker, Inc. (a)(b)	11,121	71,397
Harley-Davidson, Inc.	8,351	276,084
Lucid Group, Inc. Class A (a)(b)	52,213	291,871
Mullen Automotive, Inc. (a)(b)	1,580	717
Rivian Automotive, Inc. (a)(b)	35,648	865,533
Thor Industries, Inc. (b)	3,415	324,869
Winnebago Industries, Inc.	1,954	116,165
Workhorse Group, Inc. (a)(b)	10,330	4,281
		1,962,369
Broadline Retail - 0.3%
Big Lots, Inc. (b)	1,834	9,372
ContextLogic, Inc. (a)(b)	1,190	5,248
Dillard's, Inc. Class A (b)	217	71,786
Groupon, Inc. (a)(b)	1,371	21,004
Kohl's Corp.	7,073	148,250
Macy's, Inc. (b)	17,393	201,933
Nordstrom, Inc. (b)	7,222	107,897
Ollie's Bargain Outlet Holdings, Inc. (a)	3,674	283,559
Qurate Retail, Inc. Series A (a)	21,452	13,013
		862,062
Diversified Consumer Services - 0.9%
2U, Inc. (a)	5,004	12,360
ADT, Inc.	13,688	82,128
Adtalem Global Education, Inc. (a)	2,780	119,123
American Public Education, Inc. (a)	1,192	5,936
Bright Horizons Family Solutions, Inc. (a)	3,685	300,180
Carriage Services, Inc.	832	23,504
Chegg, Inc. (a)	7,651	68,247
Coursera, Inc. (a)	5,579	104,272
Duolingo, Inc. (a)	1,795	297,737
European Wax Center, Inc. (a)(b)	2,078	33,664
Frontdoor, Inc. (a)	5,208	159,313
Graham Holdings Co.	241	140,503
Grand Canyon Education, Inc. (a)	1,958	228,851
H&R Block, Inc.	9,711	418,156
Laureate Education, Inc. Class A	8,612	121,429
Mister Car Wash, Inc. (a)(b)	5,234	28,839
Nerdy, Inc. Class A (a)	3,776	13,971
OneSpaWorld Holdings Ltd. (a)	4,014	45,037
Perdoceo Education Corp.	4,312	73,735
Rover Group, Inc. Class A (a)	6,154	38,524
Service Corp. International	9,637	550,658
Strategic Education, Inc.	1,429	107,532
Stride, Inc. (a)	2,610	117,528
Udemy, Inc. (a)	4,396	41,762
WW International, Inc. (a)	3,849	42,608
		3,175,597
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	3,449	37,767
ARAMARK Holdings Corp.	16,616	576,575
Bally's Corp. (a)	1,736	22,759
BJ's Restaurants, Inc. (a)	1,501	35,213
Bloomin' Brands, Inc.	5,566	136,868
Bluegreen Vacations Holding Corp. Class A	628	23,035
Bowlero Corp. Class A (a)(b)	2,285	21,982
Boyd Gaming Corp.	4,891	297,520
Brinker International, Inc. (a)	2,825	89,242
Choice Hotels International, Inc. (b)	1,690	207,042
Churchill Downs, Inc.	4,201	487,484
Chuy's Holdings, Inc. (a)	1,174	41,771
Cracker Barrel Old Country Store, Inc. (b)	1,412	94,886
Dave & Buster's Entertainment, Inc. (a)(b)	2,556	94,751
Denny's Corp. (a)	3,590	30,407
Dine Brands Global, Inc.	997	49,302
Draftkings Holdings, Inc. (a)	29,454	867,126
Dutch Bros, Inc. (a)	1,894	44,036
El Pollo Loco Holdings, Inc.	1,250	11,188
Everi Holdings, Inc. (a)	5,698	75,328
First Watch Restaurant Group, Inc. (a)	714	12,345
Golden Entertainment, Inc.	1,423	48,638
Hilton Grand Vacations, Inc. (a)	4,901	199,471
Hyatt Hotels Corp. Class A	2,983	316,437
Inspired Entertainment, Inc. (a)	1,516	18,131
Jack in the Box, Inc.	1,310	90,469
Krispy Kreme, Inc. (b)	4,323	53,908
Kura Sushi U.S.A., Inc. Class A (a)	323	21,357
Life Time Group Holdings, Inc. (a)(b)	3,606	54,847
Light & Wonder, Inc. Class A (a)	5,806	414,142
Lindblad Expeditions Holdings (a)	2,116	15,235
Marriott Vacations Worldwide Corp.	2,348	236,279
Monarch Casino & Resort, Inc.	860	53,406
Norwegian Cruise Line Holdings Ltd. (a)(b)	27,048	445,751
Papa John's International, Inc. (b)	1,894	129,209
Penn Entertainment, Inc. (a)	9,832	225,644
Planet Fitness, Inc. (a)	5,416	266,359
Playa Hotels & Resorts NV (a)	7,853	56,856
PlayAGS, Inc. (a)	1,837	11,977
Portillo's, Inc. (a)	2,602	40,045
RCI Hospitality Holdings, Inc.	559	33,909
Red Robin Gourmet Burgers, Inc. (a)(b)	1,005	8,080
Red Rock Resorts, Inc.	3,117	127,797
Rush Street Interactive, Inc. (a)	3,888	17,963
Sabre Corp. (a)	21,187	95,130
SeaWorld Entertainment, Inc. (a)	2,525	116,781
Shake Shack, Inc. Class A (a)	2,386	138,555
Six Flags Entertainment Corp. (a)	4,731	111,226
Soho House & Co., Inc. Class A (a)(b)	2,419	16,764
Sonder Holdings, Inc. (a)(b)	442	3,629
Sweetgreen, Inc. Class A (a)(b)	4,831	56,764
Target Hospitality Corp. (a)	1,644	26,107
Texas Roadhouse, Inc. Class A	4,270	410,347
The Cheesecake Factory, Inc. (b)	3,045	92,264
Travel+Leisure Co.	4,863	178,618
Vail Resorts, Inc.	2,570	570,257
Wendy's Co.	10,695	218,285
Wingstop, Inc.	1,909	343,315
Wyndham Hotels & Resorts, Inc.	5,473	380,592
Wynn Resorts Ltd.	6,594	609,352
Xponential Fitness, Inc. (a)	1,498	23,219
		9,533,742
Household Durables - 1.7%
Beazer Homes U.S.A., Inc. (a)	1,882	46,881
Cavco Industries, Inc. (a)	517	137,346
Century Communities, Inc.	1,822	121,673
Dream Finders Homes, Inc. (a)(b)	1,385	30,789
Ethan Allen Interiors, Inc. (b)	1,442	43,116
GoPro, Inc. Class A (a)	8,155	25,607
Green Brick Partners, Inc. (a)	1,714	71,148
Helen of Troy Ltd. (a)	1,534	178,803
Hovnanian Enterprises, Inc. Class A (a)	297	30,193
Installed Building Products, Inc.	1,486	185,587
iRobot Corp. (a)	1,737	65,832
KB Home	5,118	236,861
La-Z-Boy, Inc.	2,759	85,198
Leggett & Platt, Inc.	8,500	215,985
LGI Homes, Inc. (a)	1,322	131,526
Lovesac (a)(b)	967	19,263
M.D.C. Holdings, Inc.	3,734	153,953
M/I Homes, Inc. (a)	1,777	149,339
Meritage Homes Corp.	2,345	287,005
Mohawk Industries, Inc. (a)	3,371	289,266
Newell Brands, Inc.	24,065	217,307
Purple Innovation, Inc.	4,044	6,915
Skyline Champion Corp. (a)	3,388	215,883
Sonos, Inc. (a)	8,192	105,759
Taylor Morrison Home Corp. (a)	6,958	296,480
Tempur Sealy International, Inc.	10,971	475,483
Toll Brothers, Inc.	6,564	485,473
TopBuild Corp. (a)	2,025	509,490
Traeger, Inc. (a)	3,710	10,128
TRI Pointe Homes, Inc. (a)	6,382	174,548
Tupperware Brands Corp. (a)(b)	2,404	3,366
Universal Electronics, Inc. (a)(b)	768	6,950
Vizio Holding Corp. (a)	3,570	19,314
Whirlpool Corp.	3,491	466,747
ZAGG, Inc. rights (a)(c)	548	0
		5,499,214
Leisure Products - 0.8%
Acushnet Holdings Corp. (b)	1,973	104,648
AMMO, Inc. (a)	5,585	11,282
Brunswick Corp.	4,514	356,606
Clarus Corp. (b)	1,877	14,190
Funko, Inc. (a)(b)	2,151	16,455
Hasbro, Inc.	8,309	549,557
JAKKS Pacific, Inc. (a)	450	8,366
Johnson Outdoors, Inc. Class A	351	19,196
Latham Group, Inc. (a)	2,669	7,473
Malibu Boats, Inc. Class A (a)	1,327	65,050
MasterCraft Boat Holdings, Inc. (a)	1,133	25,175
Mattel, Inc. (a)	22,582	497,481
Peloton Interactive, Inc. Class A (a)(b)	21,451	108,328
Polaris, Inc.	3,412	355,326
Smith & Wesson Brands, Inc.	2,906	37,516
Solo Brands, Inc. Class A (a)	1,681	8,573
Sturm, Ruger & Co., Inc.	1,131	58,948
Topgolf Callaway Brands Corp. (a)(b)	8,877	122,858
Vista Outdoor, Inc. (a)	3,645	120,722
YETI Holdings, Inc. (a)	5,529	266,608
		2,754,358
Specialty Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,794	12,558
Abercrombie & Fitch Co. Class A (a)	3,195	180,102
Academy Sports & Outdoors, Inc.	4,918	232,474
Advance Auto Parts, Inc. (b)	3,792	212,087
America's Car Mart, Inc. (a)	371	33,757
American Eagle Outfitters, Inc.	11,721	194,686
Arhaus, Inc. (a)(b)	1,339	12,453
Arko Corp.	4,627	33,083
Asbury Automotive Group, Inc. (a)	1,374	316,116
AutoNation, Inc. (a)	2,007	303,860
BARK, Inc. (a)	6,554	7,865
Bath & Body Works, Inc.	14,601	493,514
Big 5 Sporting Goods Corp. (b)	1,419	9,947
Boot Barn Holdings, Inc. (a)	1,904	154,586
Build-A-Bear Workshop, Inc.	806	23,704
Caleres, Inc. (b)	2,325	66,867
Camping World Holdings, Inc.	2,696	55,025
CarParts.com, Inc. (a)	3,201	13,188
Carvana Co. Class A (a)(b)	6,366	267,245
Chewy, Inc. (a)(b)	6,133	111,989
Chico's FAS, Inc. (a)	7,920	59,242
Citi Trends, Inc. (a)(b)	535	11,888
Designer Brands, Inc. Class A (b)	3,332	42,183
Destination XL Group, Inc. (a)	3,476	15,572
Dick's Sporting Goods, Inc.	3,922	425,851
EVgo, Inc. Class A (a)(b)	4,743	16,031
Five Below, Inc. (a)	3,550	571,195
Floor & Decor Holdings, Inc. Class A (a)(b)	6,778	613,409
Foot Locker, Inc.	5,070	87,965
GameStop Corp. Class A (a)(b)	16,138	265,631
Gap, Inc. (b)	13,621	144,791
Genesco, Inc. (a)	762	23,485
Group 1 Automotive, Inc.	902	242,376
GrowGeneration Corp. (a)(b)	3,861	11,274
Guess?, Inc. (b)	1,919	41,527
Haverty Furniture Companies, Inc.	838	24,118
Hibbett, Inc.	809	38,436
Lands' End, Inc. (a)	834	6,230
Lazydays Holdings, Inc. (a)(b)	685	5,206
Leslie's, Inc. (a)	9,515	53,855
Lithia Motors, Inc. Class A (sub. vtg.)	1,756	518,599
LL Flooring Holdings, Inc. (a)	1,867	5,918
MarineMax, Inc. (a)	1,406	46,145
Monro, Inc.	2,005	55,679
Murphy U.S.A., Inc.	1,278	436,731
National Vision Holdings, Inc. (a)	4,986	80,673
OneWater Marine, Inc. Class A (a)(b)	701	17,960
Overstock.com, Inc. (a)(b)	2,887	45,672
Penske Automotive Group, Inc. (b)	1,541	257,439
Petco Health & Wellness Co., Inc. (a)(b)	5,132	20,990
PetMed Express, Inc. (b)	1,347	13,807
Rent the Runway, Inc. Class A (a)(b)	2,769	1,885
Revolve Group, Inc. (a)(b)	2,622	35,685
RH (a)	1,139	301,106
Sally Beauty Holdings, Inc. (a)	6,873	57,596
Shoe Carnival, Inc. (b)	1,071	25,736
Signet Jewelers Ltd.	2,881	206,885
Sleep Number Corp. (a)	1,393	34,254
Sonic Automotive, Inc. Class A (sub. vtg.)	1,016	48,524
Sportsman's Warehouse Holdings, Inc. (a)	2,393	10,745
Stitch Fix, Inc. (a)	4,760	16,422
The Aaron's Co., Inc.	1,946	20,375
The Buckle, Inc.	1,901	63,474
The Cato Corp. Class A (sub. vtg.)	1,018	7,798
The Children's Place, Inc. (a)(b)	776	20,975
The Container Store Group, Inc. (a)	2,053	4,619
The ODP Corp. (a)	2,167	100,007
The RealReal, Inc. (a)(b)	5,448	11,495
thredUP, Inc. (a)	4,782	19,176
Tilly's, Inc. (a)	1,414	11,482
Upbound Group, Inc.	3,213	94,623
Urban Outfitters, Inc. (a)(b)	3,842	125,595
Valvoline, Inc.	8,846	285,195
Victoria's Secret & Co. (a)	5,008	83,533
Vroom, Inc. (a)(b)	7,891	8,838
Warby Parker, Inc. (a)	4,018	52,877
Wayfair LLC Class A (a)(b)	5,247	317,811
Williams-Sonoma, Inc. (b)	4,192	651,437
Winmark Corp.	177	66,044
Zumiez, Inc. (a)	998	17,764
		9,636,940
Textiles, Apparel & Luxury Goods - 1.4%
Allbirds, Inc. Class A (a)	6,003	6,663
Capri Holdings Ltd. (a)	8,018	421,827
Carter's, Inc. (b)	2,403	166,167
Columbia Sportswear Co. (b)	2,249	166,651
Crocs, Inc. (a)	3,955	348,950
Deckers Outdoor Corp. (a)	1,681	864,185
Figs, Inc. Class A (a)(b)	8,179	48,256
Fossil Group, Inc. (a)	2,972	6,122
G-III Apparel Group Ltd. (a)	2,622	65,340
Hanesbrands, Inc. (b)	22,326	88,411
Kontoor Brands, Inc. (b)	3,185	139,853
Levi Strauss & Co. Class A (b)	6,313	85,731
Movado Group, Inc.	996	27,241
Oxford Industries, Inc. (b)	947	91,035
PVH Corp.	4,003	306,270
Ralph Lauren Corp.	2,620	304,156
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,561	419,061
Steven Madden Ltd.	4,561	144,903
Tapestry, Inc.	14,781	424,954
Under Armour, Inc.:
Class A (sub. vtg.) (a)	14,236	97,517
Class C (non-vtg.) (a)	9,734	62,103
Unifi, Inc. (a)	802	5,694
VF Corp.	21,077	372,431
Wolverine World Wide, Inc.	5,069	40,856
		4,704,377
TOTAL CONSUMER DISCRETIONARY		42,746,414
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	599	233,328
Celsius Holdings, Inc. (a)(b)	2,596	445,474
Coca-Cola Bottling Co. Consolidated	294	187,078
Duckhorn Portfolio, Inc. (a)	2,751	28,225
MGP Ingredients, Inc.	984	103,792
Molson Coors Beverage Co. Class B	11,967	760,982
National Beverage Corp. (a)(b)	1,498	70,436
The Vita Coco Co., Inc. (a)	1,523	39,659
		1,868,974
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	12,740	289,835
Andersons, Inc.	2,012	103,638
BJ's Wholesale Club Holdings, Inc. (a)	8,572	611,784
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	341	13
warrants 11/4/28 (a)	341	4
warrants 11/4/28 (a)	341	2
Casey's General Stores, Inc.	2,376	645,132
Chefs' Warehouse Holdings (a)	2,246	47,570
Grocery Outlet Holding Corp. (a)	5,706	164,618
Ingles Markets, Inc. Class A	918	69,153
Performance Food Group Co. (a)	9,945	585,363
PriceSmart, Inc.	1,598	118,939
Rite Aid Corp. (a)(b)	3,582	1,605
SpartanNash Co.	2,252	49,544
Sprouts Farmers Market LLC (a)	6,574	281,367
U.S. Foods Holding Corp. (a)	14,438	573,189
United Natural Foods, Inc. (a)	3,798	53,704
Weis Markets, Inc.	1,050	66,150
		3,661,610
Food Products - 1.2%
Alico, Inc.	333	8,312
B&G Foods, Inc. Class A (b)	4,630	45,791
Benson Hill, Inc. (a)	8,070	2,675
Beyond Meat, Inc. (a)(b)	3,891	37,431
BRC, Inc. Class A (a)(b)	2,695	9,675
Cal-Maine Foods, Inc. (b)	2,430	117,661
Calavo Growers, Inc.	1,133	28,586
Campbell Soup Co.	12,792	525,495
Darling Ingredients, Inc. (a)	10,177	531,239
Flowers Foods, Inc.	12,290	272,592
Fresh Del Monte Produce, Inc.	1,982	51,215
Freshpet, Inc. (a)(b)	3,069	202,186
Hostess Brands, Inc. Class A (a)	8,472	282,202
Ingredion, Inc.	4,202	413,477
J&J Snack Foods Corp.	958	156,777
John B. Sanfilippo & Son, Inc.	574	56,711
Lancaster Colony Corp.	1,264	208,598
Lifecore Biomedical (a)	1,611	12,155
Mission Produce, Inc. (a)	2,541	24,597
Pilgrim's Pride Corp. (a)	2,874	65,613
Post Holdings, Inc. (a)	3,406	292,030
Seaboard Corp.	16	60,048
Seneca Foods Corp. Class A (a)	337	18,141
Sovos Brands, Inc. (a)	3,100	69,905
The Hain Celestial Group, Inc. (a)	5,709	59,202
The Simply Good Foods Co. (a)	5,401	186,443
Tootsie Roll Industries, Inc.	1,157	34,548
TreeHouse Foods, Inc. (a)	3,230	140,763
Utz Brands, Inc. Class A	4,245	57,010
Vital Farms, Inc. (a)	1,701	19,698
Westrock Coffee Holdings (a)(b)	761	6,742
Whole Earth Brands, Inc. Class A (a)(b)	2,177	7,837
		4,005,355
Household Products - 0.2%
Central Garden & Pet Co. (a)	836	36,901
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,395	96,016
Energizer Holdings, Inc.	4,229	135,497
Reynolds Consumer Products, Inc.	3,462	88,731
Spectrum Brands Holdings, Inc.	2,609	204,415
WD-40 Co.	865	175,803
		737,363
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	8,449	348,352
Coty, Inc. Class A (a)	23,354	256,193
Edgewell Personal Care Co.	3,269	120,822
elf Beauty, Inc. (a)	3,230	354,751
Herbalife Ltd. (a)	6,314	88,333
Inter Parfums, Inc.	1,143	153,551
MediFast, Inc.	698	52,245
Nu Skin Enterprises, Inc. Class A	3,185	67,554
The Beauty Health Co. (a)(b)	5,937	35,741
The Honest Co., Inc. (a)(b)	3,677	4,633
USANA Health Sciences, Inc. (a)	713	41,789
		1,523,964
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	888	868
Turning Point Brands, Inc.	971	22,420
Universal Corp.	1,564	73,836
Vector Group Ltd.	8,429	89,685
		186,809
TOTAL CONSUMER STAPLES		11,984,075
ENERGY - 5.4%
Energy Equipment & Services - 1.6%
Archrock, Inc.	8,595	108,297
Bristow Group, Inc. (a)	1,510	42,537
Cactus, Inc.	4,113	206,514
Championx Corp.	12,619	449,489
Core Laboratories, Inc.	2,977	71,478
Diamond Offshore Drilling, Inc. (a)	6,450	94,686
DMC Global, Inc. (a)	1,174	28,728
Dril-Quip, Inc. (a)	2,189	61,664
Expro Group Holdings NV (a)	4,372	101,562
Helix Energy Solutions Group, Inc. (a)	9,053	101,122
Helmerich & Payne, Inc.	6,546	275,979
Liberty Oilfield Services, Inc. Class A	9,514	176,199
Nabors Industries Ltd. (a)	578	71,175
Newpark Resources, Inc. (a)	4,658	32,187
Noble Corp. PLC	6,629	335,759
NOV, Inc.	25,104	524,674
Oceaneering International, Inc. (a)	6,413	164,942
Oil States International, Inc. (a)	4,029	33,723
Patterson-UTI Energy, Inc.	13,289	183,920
ProFrac Holding Corp. (a)(b)	2,088	22,717
ProPetro Holding Corp. (a)	6,188	65,778
RPC, Inc. (b)	5,320	47,561
Select Water Solutions, Inc. Class A	5,205	41,380
Solaris Oilfield Infrastructure, Inc. Class A	2,074	22,109
TechnipFMC PLC	28,145	572,469
TETRA Technologies, Inc. (a)	7,493	47,805
Tidewater, Inc. (a)	3,243	230,480
Transocean Ltd. (United States) (a)(b)	44,965	369,163
U.S. Silica Holdings, Inc. (a)	4,916	69,021
Valaris Ltd. (a)	3,834	287,473
Weatherford International PLC (a)	4,176	377,218
		5,217,809
Oil, Gas & Consumable Fuels - 3.8%
Amplify Energy Corp. (a)	2,236	16,435
Antero Midstream GP LP	21,351	255,785
Antero Resources Corp. (a)	17,619	447,170
APA Corp.	19,676	808,684
Ardmore Shipping Corp.	2,414	31,406
Berry Corp.	4,007	32,857
California Resources Corp.	4,501	252,101
Callon Petroleum Co. (a)(b)	3,277	128,196
Centrus Energy Corp. Class A (a)	830	47,111
Chesapeake Energy Corp. (b)	6,829	588,865
Chord Energy Corp.	2,650	429,486
Civitas Resources, Inc. (b)	3,132	253,285
Clean Energy Fuels Corp. (a)(b)	11,241	43,053
CNX Resources Corp. (a)(b)	10,545	238,106
Comstock Resources, Inc. (b)	5,866	64,702
CONSOL Energy, Inc.	2,035	213,492
Crescent Energy, Inc. Class A (b)	2,365	29,894
CVR Energy, Inc.	1,861	63,330
Delek U.S. Holdings, Inc.	4,196	119,208
Denbury, Inc. (a)	3,209	314,514
Dorian LPG Ltd.	2,031	58,351
DT Midstream, Inc.	6,162	326,093
Earthstone Energy, Inc. (a)	2,411	48,799
Enviva, Inc. (b)	1,948	14,552
EQT Corp.	23,067	936,059
Equitrans Midstream Corp.	27,627	258,865
Evolution Petroleum Corp.	1,942	13,283
Excelerate Energy, Inc.	1,099	18,727
Gevo, Inc. (a)(b)	14,872	17,698
Green Plains, Inc. (a)	3,798	114,320
Gulfport Energy Corp. (a)	697	82,706
Hallador Energy Co. (a)	1,539	22,192
HF Sinclair Corp.	8,218	467,851
International Seaways, Inc.	2,577	115,965
Kinetik Holdings, Inc. (b)	1,499	50,591
Kosmos Energy Ltd. (a)	29,330	239,919
Magnolia Oil & Gas Corp. Class A	10,794	247,291
Matador Resources Co.	7,225	429,743
Murphy Oil Corp.	9,355	424,249
New Fortress Energy, Inc.	3,011	98,701
Nextdecade Corp. (a)(b)	3,901	19,973
Northern Oil & Gas, Inc.	5,161	207,627
Overseas Shipholding Group, Inc. (a)	3,716	16,313
Par Pacific Holdings, Inc. (a)	3,586	128,881
PBF Energy, Inc. Class A	7,000	374,710
Peabody Energy Corp. (b)	7,476	194,301
Permian Resource Corp. Class A (b)	15,018	209,651
Range Resources Corp.	15,394	498,920
Rex American Resources Corp. (a)	967	39,376
Riley Exploration Permian, Inc. (b)	255	8,106
Ring Energy, Inc. (a)(b)	7,066	13,779
SandRidge Energy, Inc.	2,038	31,915
Scorpio Tankers, Inc.	3,490	188,879
SilverBow Resources, Inc. (a)	886	31,692
Sitio Royalties Corp.	5,143	124,512
SM Energy Co.	7,687	304,790
Southwestern Energy Co. (a)	70,263	453,196
Talos Energy, Inc. (a)	6,889	113,255
Teekay Corp. (a)	4,318	26,642
Teekay Tankers Ltd.	1,498	62,362
Tellurian, Inc. (a)(b)	32,508	37,709
Texas Pacific Land Corp.	393	716,659
Uranium Energy Corp. (a)(b)	23,964	123,415
VAALCO Energy, Inc.	6,616	29,044
Vertex Energy, Inc. (a)(b)	3,877	17,253
Vital Energy, Inc. (a)	1,188	65,839
Vitesse Energy, Inc. (b)	1,496	34,243
W&T Offshore, Inc. (a)(b)	5,965	26,127
World Kinect Corp.	3,968	89,002
		12,551,806
TOTAL ENERGY		17,769,615
FINANCIALS - 15.6%
Banks - 5.4%
1st Source Corp.	1,088	45,794
Amalgamated Financial Corp.	1,126	19,390
Amerant Bancorp, Inc. Class A	1,624	28,323
Ameris Bancorp	4,165	159,894
Associated Banc-Corp.	9,603	164,307
Atlantic Union Bankshares Corp.	4,783	137,655
Axos Financial, Inc. (a)	3,359	127,172
Banc of California, Inc.	3,433	42,501
BancFirst Corp.	1,113	96,530
Bancorp, Inc., Delaware (a)	3,491	120,440
Bank First National Corp. (b)	519	40,041
Bank of Hawaii Corp. (b)	2,530	125,716
Bank of Marin Bancorp	907	16,580
Bank OZK	6,877	254,930
BankUnited, Inc.	4,750	107,825
Banner Corp.	2,192	92,897
Berkshire Hills Bancorp, Inc.	2,828	56,701
BOK Financial Corp.	1,824	145,884
Bridgewater Bancshares, Inc. (a)	1,285	12,182
Brookline Bancorp, Inc., Delaware	5,645	51,426
Business First Bancshares, Inc.	1,482	27,802
Byline Bancorp, Inc.	1,420	27,988
Cadence Bank	11,665	247,531
Cambridge Bancorp	495	30,834
Camden National Corp.	920	25,962
Capitol Federal Financial, Inc.	8,069	38,489
Cathay General Bancorp	4,631	160,974
Central Pacific Financial Corp.	1,714	28,590
City Holding Co.	960	86,736
CNB Financial Corp., Pennsylvania	1,256	22,746
Coastal Financial Corp. of Washington (a)	719	30,852
Columbia Banking Systems, Inc.	13,302	270,031
Columbia Financial, Inc. (a)(b)	2,042	32,080
Comerica, Inc.	8,400	349,020
Commerce Bancshares, Inc.	7,238	347,279
Community Bank System, Inc.	3,431	144,823
Community Trust Bancorp, Inc.	958	32,821
ConnectOne Bancorp, Inc.	2,264	40,367
CrossFirst Bankshares, Inc. (a)	2,664	26,880
Cullen/Frost Bankers, Inc.	4,107	374,599
Customers Bancorp, Inc. (a)	1,876	64,628
CVB Financial Corp.	8,361	138,542
Dime Community Bancshares, Inc.	2,121	42,335
Eagle Bancorp, Inc.	1,968	42,214
East West Bancorp, Inc.	9,025	475,708
Eastern Bankshares, Inc.	10,246	128,485
Enterprise Financial Services Corp.	2,388	89,550
Equity Bancshares, Inc.	889	21,398
Esquire Financial Holdings, Inc.	436	19,921
Farmers National Banc Corp.	2,152	24,877
FB Financial Corp.	2,248	63,753
First Bancorp, North Carolina	2,618	73,671
First Bancorp, Puerto Rico	11,465	154,319
First Bancshares, Inc.	1,800	48,546
First Busey Corp.	3,280	63,042
First Citizens Bancshares, Inc.	758	1,046,116
First Commonwealth Financial Corp.	6,566	80,171
First Financial Bancorp, Ohio	6,063	118,835
First Financial Bankshares, Inc.	8,291	208,270
First Financial Corp., Indiana	693	23,430
First Foundation, Inc.	3,216	19,553
First Hawaiian, Inc.	8,140	146,927
First Horizon National Corp.	34,305	378,041
First Interstate Bancsystem, Inc.	5,663	141,235
First Merchants Corp.	3,816	106,161
First of Long Island Corp.	1,348	15,515
Flushing Financial Corp.	1,773	23,279
FNB Corp., Pennsylvania	22,965	247,792
Fulton Financial Corp.	10,556	127,833
German American Bancorp, Inc.	1,783	48,301
Glacier Bancorp, Inc.	7,075	201,638
Great Southern Bancorp, Inc.	577	27,650
Hancock Whitney Corp.	5,489	203,038
Hanmi Financial Corp.	1,930	31,324
HarborOne Bancorp, Inc. (b)	2,632	25,057
Heartland Financial U.S.A., Inc.	2,424	71,338
Heritage Commerce Corp.	3,852	32,626
Heritage Financial Corp., Washington	2,254	36,763
Hilltop Holdings, Inc.	2,941	83,407
Hingham Institution for Savings	94	17,555
Home Bancshares, Inc.	12,019	251,678
HomeStreet, Inc.	1,132	8,818
HomeTrust Bancshares, Inc.	1,020	22,103
Hope Bancorp, Inc.	7,676	67,933
Horizon Bancorp, Inc. Indiana	2,473	26,412
Independent Bank Corp.	1,328	24,356
Independent Bank Corp.	2,818	138,336
Independent Bank Group, Inc.	2,270	89,779
International Bancshares Corp.	3,365	145,839
Kearny Financial Corp.	4,254	29,480
Lakeland Bancorp, Inc.	4,170	52,625
Lakeland Financial Corp.	1,625	77,123
Live Oak Bancshares, Inc.	2,125	61,519
Mercantile Bank Corp.	963	29,766
Metropolitan Bank Holding Corp. (a)	728	26,412
Midland States Bancorp, Inc.	1,415	29,064
National Bank Holdings Corp.	2,412	71,781
NBT Bancorp, Inc.	2,740	86,831
New York Community Bancorp, Inc.	46,053	522,241
Nicolet Bankshares, Inc.	857	59,801
Northfield Bancorp, Inc.	2,633	24,882
Northwest Bancshares, Inc.	8,094	82,802
OceanFirst Financial Corp.	3,806	55,073
OFG Bancorp	3,036	90,655
Old National Bancorp, Indiana	18,654	271,229
Old Second Bancorp, Inc.	2,482	33,780
Origin Bancorp, Inc.	1,871	54,016
Pacific Premier Bancorp, Inc.	6,126	133,302
PacWest Bancorp	7,535	59,602
Park National Corp.	920	86,958
Pathward Financial, Inc.	1,716	79,090
Peapack-Gladstone Financial Corp.	1,003	25,727
Peoples Bancorp, Inc.	2,079	52,765
Pinnacle Financial Partners, Inc.	4,898	328,362
Popular, Inc.	4,588	289,090
Preferred Bank, Los Angeles	849	52,850
Premier Financial Corp.	2,253	38,436
Prosperity Bancshares, Inc.	6,013	328,190
Provident Bancorp, Inc. (a)	940	9,109
Provident Financial Services, Inc.	4,831	73,866
QCR Holdings, Inc.	1,073	52,062
Renasant Corp.	3,580	93,760
S&T Bancorp, Inc.	2,486	67,321
Sandy Spring Bancorp, Inc.	2,876	61,633
Seacoast Banking Corp., Florida	5,350	117,486
ServisFirst Bancshares, Inc.	3,120	162,770
Simmons First National Corp. Class A	8,130	137,885
Southern Missouri Bancorp, Inc.	595	23,021
Southside Bancshares, Inc.	1,879	53,927
Southstate Corp.	4,841	326,090
Stellar Bancorp, Inc.	2,897	61,764
Stock Yards Bancorp, Inc.	1,875	73,669
Synovus Financial Corp.	9,321	259,124
Texas Capital Bancshares, Inc. (a)	3,055	179,940
Tompkins Financial Corp.	813	39,829
TowneBank	4,329	99,264
Trico Bancshares	2,124	68,032
Triumph Bancorp, Inc. (a)	1,403	90,900
Trustco Bank Corp., New York	1,199	32,721
Trustmark Corp.	3,898	84,704
UMB Financial Corp.	2,786	172,871
United Bankshares, Inc., West Virginia	8,584	236,833
United Community Bank, Inc.	7,346	186,662
Univest Corp. of Pennsylvania	1,850	32,153
Valley National Bancorp	26,892	230,196
Veritex Holdings, Inc.	3,471	62,304
WaFd, Inc.	4,197	107,527
Washington Trust Bancorp, Inc.	1,093	28,779
Webster Financial Corp.	11,148	449,376
WesBanco, Inc.	3,785	92,430
Westamerica Bancorp.	1,705	73,741
Western Alliance Bancorp.	6,985	321,100
Wintrust Financial Corp.	3,902	294,601
WSFS Financial Corp.	3,927	143,336
Zions Bancorp NA	9,448	329,641
		17,944,569
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	2,303	300,173
Ares Management Corp.	10,241	1,053,492
Artisan Partners Asset Management, Inc.	4,365	163,338
Assetmark Financial Holdings, Inc. (a)	1,351	33,883
Avantax, Inc. (a)	2,466	63,080
B. Riley Financial, Inc. (b)	1,008	41,318
Bakkt Holdings, Inc. Class A (a)	4,355	5,095
BGC Group, Inc. Class A	21,647	114,296
Blue Owl Capital, Inc. Class A (b)	22,760	294,970
Bridge Investment Group Holdings, Inc.	1,912	17,590
BrightSphere Investment Group, Inc.	2,016	39,090
Carlyle Group LP (b)	13,862	418,078
Cohen & Steers, Inc.	1,605	100,617
Coinbase Global, Inc. (a)(b)	10,608	796,449
Diamond Hill Investment Group, Inc.	192	32,365
Donnelley Financial Solutions, Inc. (a)	1,617	91,005
Evercore, Inc. Class A	2,252	310,506
Federated Hermes, Inc.	5,426	183,779
Franklin Resources, Inc.	18,193	447,184
GCM Grosvenor, Inc. Class A	2,646	20,533
Hamilton Lane, Inc. Class A	2,317	209,549
Houlihan Lokey	3,218	344,712
Interactive Brokers Group, Inc.	6,571	568,786
Invesco Ltd.	29,218	424,245
Janus Henderson Group PLC	8,452	218,231
Jefferies Financial Group, Inc.	11,906	436,117
Lazard Ltd. Class A	7,195	223,117
Moelis & Co. Class A	4,248	191,712
Morningstar, Inc.	1,601	375,018
Open Lending Corp. (a)	6,410	46,921
Oppenheimer Holdings, Inc. Class A (non-vtg.)	464	17,776
P10, Inc.	2,514	29,288
Perella Weinberg Partners Class A	2,681	27,293
Piper Jaffray Companies	945	137,318
PJT Partners, Inc. (b)	1,585	125,912
Robinhood Markets, Inc. (a)	33,148	325,182
SEI Investments Co.	6,452	388,604
StepStone Group, Inc. Class A	3,139	99,130
Stifel Financial Corp.	6,775	416,256
StoneX Group, Inc. (a)	1,127	109,229
TPG, Inc. (b)	3,322	100,059
Tradeweb Markets, Inc. Class A	7,318	586,904
Victory Capital Holdings, Inc.	1,712	57,078
Virtu Financial, Inc. Class A	5,659	97,731
Virtus Investment Partners, Inc.	439	88,674
WisdomTree Investments, Inc.	7,256	50,792
		10,222,475
Consumer Finance - 0.9%
Ally Financial, Inc.	19,206	512,416
Bread Financial Holdings, Inc.	3,204	109,577
Credit Acceptance Corp. (a)(b)	385	177,146
Encore Capital Group, Inc. (a)	1,498	71,544
Enova International, Inc. (a)	1,994	101,435
EZCORP, Inc. (non-vtg.) Class A (a)(b)	3,327	27,448
FirstCash Holdings, Inc.	2,348	235,692
Green Dot Corp. Class A (a)	2,973	41,414
LendingClub Corp. (a)	6,924	42,236
LendingTree, Inc. (a)	690	10,695
Navient Corp.	6,265	107,883
Nelnet, Inc. Class A	1,135	101,378
NerdWallet, Inc. (a)	2,195	19,514
OneMain Holdings, Inc.	7,688	308,212
Oportun Financial Corp. (a)	1,762	12,722
PRA Group, Inc. (a)	2,499	48,006
PROG Holdings, Inc. (a)	2,982	99,032
SLM Corp.	15,482	210,865
SoFi Technologies, Inc. (a)(b)	52,815	421,992
Upstart Holdings, Inc. (a)(b)	4,537	129,486
World Acceptance Corp. (a)(b)	212	26,937
		2,815,630
Financial Services - 1.8%
A-Mark Precious Metals, Inc. (b)	1,151	33,759
Affirm Holdings, Inc. (a)(b)	13,585	288,953
AvidXchange Holdings, Inc. (a)	8,608	81,604
Cannae Holdings, Inc. (a)	4,540	84,626
Cantaloupe, Inc. (a)	3,530	22,063
Cass Information Systems, Inc.	771	28,720
Enact Holdings, Inc.	1,864	50,757
Equitable Holdings, Inc.	21,126	599,767
Essent Group Ltd.	6,846	323,747
Euronet Worldwide, Inc. (a)	3,006	238,616
EVERTEC, Inc.	4,158	154,594
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	592	91,346
Flywire Corp. (a)	4,164	132,790
i3 Verticals, Inc. Class A (a)	1,480	31,287
International Money Express, Inc. (a)	2,091	35,401
Jackson Financial, Inc.	3,752	143,401
Marqeta, Inc. Class A (a)	27,914	166,926
Merchants Bancorp	1,641	45,489
MGIC Investment Corp.	18,287	305,210
Mr. Cooper Group, Inc. (a)	4,339	232,397
NMI Holdings, Inc. (a)	5,323	144,200
Paymentus Holdings, Inc. (a)(b)	1,060	17,596
Payoneer Global, Inc. (a)	13,097	80,154
PennyMac Financial Services, Inc.	1,910	127,206
Radian Group, Inc.	9,962	250,146
Remitly Global, Inc. (a)	6,475	163,300
Repay Holdings Corp. (a)	4,852	36,827
Rocket Companies, Inc. (a)(b)	8,075	66,054
Shift4 Payments, Inc. (a)	3,652	202,211
TFS Financial Corp.	2,995	35,401
The Western Union Co.	23,878	314,712
Toast, Inc. (a)	21,515	402,976
UWM Holdings Corp. Class A (b)	5,833	28,290
Voya Financial, Inc.	6,265	416,309
Walker & Dunlop, Inc.	1,982	147,144
WEX, Inc. (a)	2,732	513,862
		6,037,841
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	2,812	33,913
American Equity Investment Life Holding Co.	4,026	215,955
American Financial Group, Inc.	4,453	497,267
Amerisafe, Inc.	1,217	60,935
Argo Group International Holdings, Ltd.	2,165	64,604
Assurant, Inc.	3,390	486,736
Assured Guaranty Ltd.	3,783	228,947
Axis Capital Holdings Ltd.	4,941	278,524
Brighthouse Financial, Inc. (a)	4,269	208,925
BRP Group, Inc. (a)	4,071	94,569
CNO Financial Group, Inc.	7,308	173,419
eHealth, Inc. (a)	1,736	12,846
Employers Holdings, Inc.	1,712	68,394
Enstar Group Ltd. (a)	866	209,572
Erie Indemnity Co. Class A (b)	1,591	467,420
First American Financial Corp.	6,579	371,648
Genworth Financial, Inc. Class A (a)	30,485	178,642
Globe Life, Inc.	5,657	615,086
Goosehead Insurance (a)	1,498	111,646
Hagerty, Inc. Class A (a)(b)	2,000	16,340
Hanover Insurance Group, Inc.	2,276	252,590
HCI Group, Inc.	430	23,345
Hippo Holdings, Inc. (a)(b)	961	7,659
Horace Mann Educators Corp.	2,606	76,564
James River Group Holdings Ltd.	2,404	36,901
Kemper Corp.	4,082	171,566
Kinsale Capital Group, Inc.	1,388	574,812
Lemonade, Inc. (a)(b)	2,889	33,570
Lincoln National Corp.	9,854	243,295
Loews Corp.	12,034	761,873
MBIA, Inc. (a)	3,026	21,817
Mercury General Corp.	1,697	47,567
National Western Life Group, Inc.	154	67,373
Old Republic International Corp.	17,323	466,682
Oscar Health, Inc. (a)	7,291	40,611
Palomar Holdings, Inc. (a)	1,592	80,794
Primerica, Inc.	2,308	447,775
ProAssurance Corp.	3,449	65,152
Reinsurance Group of America, Inc.	4,241	615,751
RenaissanceRe Holdings Ltd.	3,202	633,740
RLI Corp.	2,585	351,276
Ryan Specialty Group Holdings, Inc. (a)(b)	5,930	287,012
Safety Insurance Group, Inc.	952	64,917
Selective Insurance Group, Inc.	3,856	397,824
Selectquote, Inc. (a)	7,893	9,235
Siriuspoint Ltd. (a)	5,494	55,874
Stewart Information Services Corp.	1,741	76,256
Trupanion, Inc. (a)(b)	2,278	64,240
United Fire Group, Inc.	1,370	27,058
Universal Insurance Holdings, Inc.	1,734	24,311
Unum Group	11,810	580,934
White Mountains Insurance Group Ltd.	163	243,797
		11,247,559
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	37,985	358,578
Annaly Capital Management, Inc.	31,516	592,816
Apollo Commercial Real Estate Finance, Inc.	8,327	84,353
Arbor Realty Trust, Inc. (b)	11,576	175,724
Ares Commercial Real Estate Corp.	3,509	33,406
Armour Residential REIT, Inc.	12,524	53,227
Blackstone Mortgage Trust, Inc. (b)	11,018	239,642
BrightSpire Capital, Inc.	8,431	52,778
Cherry Hill Mortgage Investment Corp. (b)	1,718	6,391
Chimera Investment Corp. (b)	14,865	81,163
Claros Mortgage Trust, Inc. (b)	7,817	86,612
Dynex Capital, Inc.	3,479	41,539
Ellington Financial LLC (b)	4,160	51,875
Franklin BSP Realty Trust, Inc.	5,292	70,066
Granite Point Mortgage Trust, Inc.	3,375	16,470
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	6,702	142,082
Invesco Mortgage Capital, Inc.	2,712	27,147
KKR Real Estate Finance Trust, Inc. (b)	3,800	45,106
Ladder Capital Corp. Class A	7,298	74,877
MFA Financial, Inc.	5,813	55,863
New York Mortgage Trust, Inc.	5,868	49,819
Orchid Island Capital, Inc. (b)	2,535	21,573
PennyMac Mortgage Investment Trust	5,626	69,762
Ready Capital Corp. (b)	10,366	104,800
Redwood Trust, Inc.	7,426	52,947
Rithm Capital Corp.	30,932	287,358
Starwood Property Trust, Inc.	19,955	386,129
TPG RE Finance Trust, Inc.	3,878	26,099
Two Harbors Investment Corp.	6,221	82,366
		3,370,568
TOTAL FINANCIALS		51,638,642
HEALTH CARE - 10.9%
Biotechnology - 4.0%
2seventy bio, Inc. (a)(b)	3,101	12,156
4D Molecular Therapeutics, Inc. (a)	2,394	30,476
Aadi Bioscience, Inc. (a)(b)	991	4,796
ACADIA Pharmaceuticals, Inc. (a)	7,677	159,989
Actinium Pharmaceuticals, Inc. (a)(b)	1,610	9,531
Adicet Bio, Inc. (a)	1,986	2,721
ADMA Biologics, Inc. (a)	13,158	47,106
Aerovate Therapeutics, Inc. (a)	620	8,413
Agenus, Inc. (a)	20,497	23,162
Agios Pharmaceuticals, Inc. (a)	3,556	88,011
Akero Therapeutics, Inc. (a)	2,363	119,521
Aldeyra Therapeutics, Inc. (a)	2,988	19,960
Alector, Inc. (a)	3,876	25,116
Alkermes PLC (a)	10,598	296,850
Allakos, Inc. (a)	4,468	10,142
Allogene Therapeutics, Inc. (a)(b)	5,755	18,243
Allovir, Inc. (a)(b)	2,870	6,171
Altimmune, Inc. (a)(b)	2,825	7,345
ALX Oncology Holdings, Inc. (a)(b)	1,337	6,418
Amicus Therapeutics, Inc. (a)	16,160	196,506
AnaptysBio, Inc. (a)	1,206	21,660
Anavex Life Sciences Corp. (a)(b)	5,174	33,890
Anika Therapeutics, Inc. (a)	921	17,158
Annexon, Inc. (a)	2,911	6,870
Apellis Pharmaceuticals, Inc. (a)	6,315	240,223
Arbutus Biopharma Corp. (a)	7,855	15,946
Arcellx, Inc. (a)	1,898	68,100
Arcturus Therapeutics Holdings, Inc. (a)(b)	1,544	39,449
Arcus Biosciences, Inc. (a)	3,369	60,474
Arcutis Biotherapeutics, Inc. (a)	2,543	13,503
Ardelyx, Inc. (a)	13,696	55,880
Arrowhead Pharmaceuticals, Inc. (a)	6,821	183,280
Ars Pharmaceuticals, Inc. (a)	2,232	8,437
Atara Biotherapeutics, Inc. (a)	6,076	8,992
Avid Bioservices, Inc. (a)	4,000	37,760
Avidity Biosciences, Inc. (a)	4,551	29,035
Beam Therapeutics, Inc. (a)(b)	4,101	98,629
BioAtla, Inc. (a)(b)	2,415	4,106
BioCryst Pharmaceuticals, Inc. (a)(b)	12,056	85,356
Biohaven Ltd.	4,090	106,381
Biomea Fusion, Inc. (a)	1,469	20,213
BioXcel Therapeutics, Inc. (a)(b)	1,221	3,089
bluebird bio, Inc. (a)(b)	6,915	21,022
Blueprint Medicines Corp. (a)	3,859	193,799
BridgeBio Pharma, Inc. (a)	7,577	199,805
C4 Therapeutics, Inc. (a)	2,723	5,065
CareDx, Inc. (a)	3,394	23,758
Caribou Biosciences, Inc. (a)(b)	3,442	16,453
Carisma Therapeutics, Inc. rights (a)(c)	6,389	0
Catalyst Pharmaceutical Partners, Inc. (a)	6,233	72,864
Celldex Therapeutics, Inc. (a)	3,020	83,110
Cerevel Therapeutics Holdings (a)	4,103	89,568
Chimerix, Inc. (a)	5,556	5,333
Cogent Biosciences, Inc. (a)	5,338	52,046
Coherus BioSciences, Inc. (a)	4,413	16,505
Crinetics Pharmaceuticals, Inc. (a)	2,804	83,391
CRISPR Therapeutics AG (a)(b)	5,036	228,584
Cullinan Oncology, Inc. (a)	1,602	14,498
Cytokinetics, Inc. (a)	6,100	179,706
CytomX Therapeutics, Inc. (a)	4,169	5,378
Day One Biopharmaceuticals, Inc. (a)	2,620	32,147
Deciphera Pharmaceuticals, Inc. (a)	3,672	46,708
Denali Therapeutics, Inc. (a)	7,077	145,999
DermTech, Inc. (a)(b)	1,667	2,400
Design Therapeutics, Inc. (a)	1,871	4,416
Dynavax Technologies Corp. (a)(b)	7,644	112,902
Dyne Therapeutics, Inc. (a)	2,076	18,601
Eagle Pharmaceuticals, Inc. (a)	662	10,440
Editas Medicine, Inc. (a)(b)	4,355	33,969
Emergent BioSolutions, Inc. (a)	2,809	9,551
Enanta Pharmaceuticals, Inc. (a)	1,242	13,873
EQRx, Inc. (a)	14,486	32,159
Erasca, Inc. (a)	4,631	9,123
Exelixis, Inc. (a)	20,782	454,087
Fate Therapeutics, Inc. (a)(b)	5,235	11,098
FibroGen, Inc. (a)	5,416	4,673
G1 Therapeutics, Inc. (a)	2,685	3,866
Generation Bio Co. (a)	3,294	12,484
Geron Corp. (a)	27,936	59,224
Gossamer Bio, Inc. (a)	4,882	4,066
Gritstone Bio, Inc. (a)	4,733	8,141
Halozyme Therapeutics, Inc. (a)	8,401	320,918
Heron Therapeutics, Inc. (a)(b)	6,740	6,942
HilleVax, Inc. (a)	778	10,464
Icosavax, Inc. (a)	1,238	9,595
Ideaya Biosciences, Inc. (a)	3,112	83,962
IGM Biosciences, Inc. (a)(b)	554	4,626
ImmunityBio, Inc. (a)(b)	8,631	14,586
ImmunoGen, Inc. (a)	14,861	235,844
Immunovant, Inc. (a)	3,573	137,167
Inhibrx, Inc. (a)	1,924	35,305
Inovio Pharmaceuticals, Inc. (a)(b)	15,503	6,031
Inozyme Pharma, Inc. (a)	1,507	6,329
Insmed, Inc. (a)	8,706	219,827
Intellia Therapeutics, Inc. (a)	5,626	177,894
Intercept Pharmaceuticals, Inc. (a)(b)	2,305	42,735
Ionis Pharmaceuticals, Inc. (a)	9,129	414,091
Iovance Biotherapeutics, Inc. (a)	12,468	56,729
Ironwood Pharmaceuticals, Inc. Class A (a)	8,642	83,222
iTeos Therapeutics, Inc. (a)	1,563	17,115
Janux Therapeutics, Inc. (a)(b)	1,106	11,148
Kalvista Pharmaceuticals, Inc. (a)	1,217	11,720
Karuna Therapeutics, Inc. (a)	1,936	327,358
Karyopharm Therapeutics, Inc. (a)(b)	6,588	8,828
Keros Therapeutics, Inc. (a)	1,196	38,128
Kezar Life Sciences, Inc. (a)	3,286	3,910
Kiniksa Pharmaceuticals Ltd. (a)	1,708	29,668
Kodiak Sciences, Inc. (a)	2,017	3,631
Krystal Biotech, Inc. (a)	1,383	160,428
Kura Oncology, Inc. (a)	4,032	36,772
Kymera Therapeutics, Inc. (a)	2,516	34,972
Lyell Immunopharma, Inc. (a)(b)	9,148	13,448
Macrogenics, Inc. (a)	3,374	15,723
Madrigal Pharmaceuticals, Inc. (a)	829	121,067
MannKind Corp. (a)	16,862	69,640
Mersana Therapeutics, Inc. (a)	6,364	8,082
MiMedx Group, Inc. (a)	7,382	53,815
Mirati Therapeutics, Inc. (a)	3,345	145,708
Mirum Pharmaceuticals, Inc. (a)(b)	1,609	50,844
Morphic Holding, Inc. (a)	2,300	52,693
Myriad Genetics, Inc. (a)	5,207	83,520
Natera, Inc. (a)	7,292	322,671
Neurocrine Biosciences, Inc. (a)	6,228	700,650
Nkarta, Inc. (a)	2,064	2,869
Novavax, Inc. (a)(b)	5,522	39,979
Nurix Therapeutics, Inc. (a)(b)	2,780	21,851
Nuvalent, Inc. Class A (a)(b)	1,674	76,954
Ocugen, Inc. (a)(b)	13,186	5,274
Omniab, Inc. (c)	200	802
Omniab, Inc. (c)	200	760
Organogenesis Holdings, Inc. Class A (a)	4,484	14,259
ORIC Pharmaceuticals, Inc. (a)(b)	2,100	12,705
PDL BioPharma, Inc. (a)(c)	2,200	358
PDS Biotechnology Corp. (a)(b)	2,077	10,489
PMV Pharmaceuticals, Inc. (a)(b)	2,052	12,599
Point Biopharma Global, Inc. (a)	4,946	32,990
Poseida Therapeutics, Inc. (a)(b)	3,263	7,766
Precigen, Inc. (a)	8,992	12,769
ProKidney Corp. (a)(b)	662	3,032
Protagonist Therapeutics, Inc. (a)	3,437	57,329
Prothena Corp. PLC (a)	2,591	125,016
PTC Therapeutics, Inc. (a)	4,734	106,089
Puma Biotechnology, Inc. (a)	2,483	6,530
RAPT Therapeutics, Inc. (a)	1,569	26,077
Recursion Pharmaceuticals, Inc. (a)(b)	8,488	64,933
REGENXBIO, Inc. (a)	2,371	39,027
Relay Therapeutics, Inc. (a)(b)	5,769	48,517
Repligen Corp. (a)	3,305	525,528
Replimune Group, Inc. (a)	2,359	40,362
Revolution Medicines, Inc. (a)	5,904	163,423
Rhythm Pharmaceuticals, Inc. (a)	2,871	65,818
Rigel Pharmaceuticals, Inc. (a)	10,894	11,766
Rocket Pharmaceuticals, Inc. (a)	3,805	77,964
Sage Therapeutics, Inc. (a)	3,324	68,408
Sana Biotechnology, Inc. (a)(b)	5,546	21,463
Sangamo Therapeutics, Inc. (a)	8,576	5,144
Sarepta Therapeutics, Inc. (a)	5,941	720,168
Scholar Rock Holding Corp. (a)(b)	2,438	17,310
Selecta Biosciences, Inc. (a)	7,210	7,643
Seres Therapeutics, Inc. (a)	6,223	14,811
SpringWorks Therapeutics, Inc. (a)(b)	2,835	65,545
Stoke Therapeutics, Inc. (a)(b)	1,680	6,619
Sutro Biopharma, Inc. (a)	3,729	12,940
Syndax Pharmaceuticals, Inc. (a)	4,190	60,839
Tango Therapeutics, Inc. (a)(b)	2,722	30,650
TG Therapeutics, Inc. (a)(b)	9,060	75,742
Travere Therapeutics, Inc. (a)	4,198	37,530
Twist Bioscience Corp. (a)(b)	3,653	74,010
Ultragenyx Pharmaceutical, Inc. (a)	4,520	161,138
uniQure B.V. (a)(b)	2,603	17,466
United Therapeutics Corp. (a)	2,988	674,900
Vanda Pharmaceuticals, Inc. (a)	3,600	15,552
Vaxart, Inc. (a)(b)	8,272	6,237
Vaxcyte, Inc. (a)	4,905	250,057
Vera Therapeutics, Inc. (a)	1,863	25,542
Veracyte, Inc. (a)	4,628	103,343
Vericel Corp. (a)	3,042	101,968
Verve Therapeutics, Inc. (a)(b)	2,697	35,762
Viking Therapeutics, Inc. (a)	5,735	63,486
Vir Biotechnology, Inc. (a)	4,902	45,932
Viridian Therapeutics, Inc. (a)	2,755	42,262
Voyager Therapeutics, Inc. (a)	1,685	13,059
X4 Pharmaceuticals, Inc. (a)	6,875	7,494
Xencor, Inc. (a)	3,868	77,940
Y-mAbs Therapeutics, Inc. (a)	2,103	11,461
Zentalis Pharmaceuticals, Inc. (a)	3,649	73,199
		13,319,137
Health Care Equipment & Supplies - 2.3%
Alphatec Holdings, Inc. (a)	5,048	65,473
Angiodynamics, Inc. (a)	2,478	18,114
Artivion, Inc. (a)	2,632	39,901
Atricure, Inc. (a)	3,013	131,969
Atrion Corp.	86	35,533
Avanos Medical, Inc. (a)	2,981	60,276
AxoGen, Inc. (a)	2,669	13,345
Axonics Modulation Technologies, Inc. (a)	3,216	180,482
Beyond Air, Inc. (a)(b)	1,588	3,668
Butterfly Network, Inc. Class A (a)(b)	9,128	10,771
Cerus Corp. (a)	11,194	18,134
CONMED Corp.	1,946	196,254
Cutera, Inc. (a)(b)	1,129	6,797
CVRx, Inc. (a)	689	10,452
Dentsply Sirona, Inc.	13,537	462,424
Embecta Corp.	3,656	55,023
Enovis Corp. (a)	3,051	160,879
Envista Holdings Corp. (a)	10,438	291,011
Glaukos Corp. (a)	3,074	231,319
Globus Medical, Inc. (a)	5,092	252,818
Haemonetics Corp. (a)	3,216	288,089
ICU Medical, Inc. (a)	1,289	153,404
Inari Medical, Inc. (a)	3,282	214,643
Inogen, Inc. (a)	1,449	7,564
Inspire Medical Systems, Inc. (a)	1,860	369,098
Integer Holdings Corp. (a)	2,120	166,272
Integra LifeSciences Holdings Corp. (a)	4,541	173,421
iRhythm Technologies, Inc. (a)	1,944	183,241
Lantheus Holdings, Inc. (a)	4,359	302,863
LeMaitre Vascular, Inc.	1,244	67,773
LivaNova PLC (a)	3,428	181,273
Masimo Corp. (a)	3,097	271,545
Merit Medical Systems, Inc. (a)	3,663	252,820
Neogen Corp. (a)	13,794	255,741
Nevro Corp. (a)	2,319	44,571
Novocure Ltd. (a)	5,827	94,106
Omnicell, Inc. (a)	2,876	129,535
OraSure Technologies, Inc. (a)	4,572	27,112
Orthofix International NV (a)	2,243	28,845
OrthoPediatrics Corp. (a)	1,054	33,728
Outset Medical, Inc. (a)	3,152	34,294
Paragon 28, Inc. (a)	1,703	21,373
Penumbra, Inc. (a)	2,438	589,777
PROCEPT BioRobotics Corp. (a)	2,102	68,967
Pulmonx Corp. (a)	2,363	24,410
QuidelOrtho Corp. (a)	3,445	251,623
RxSight, Inc. (a)	1,163	32,436
Semler Scientific, Inc. (a)	320	8,118
Senseonics Holdings, Inc. (a)(b)	29,951	18,087
Shockwave Medical, Inc. (a)	2,337	465,297
SI-BONE, Inc. (a)	1,988	42,225
Sight Sciences, Inc. (a)(b)	1,643	5,537
Silk Road Medical, Inc. (a)	2,502	37,505
Staar Surgical Co. (a)	3,086	123,995
SurModics, Inc. (a)	894	28,688
Tactile Systems Technology, Inc. (a)	1,515	21,286
Tandem Diabetes Care, Inc. (a)	4,122	85,614
TransMedics Group, Inc. (a)	2,077	113,716
Treace Medical Concepts, Inc. (a)	2,191	28,724
UFP Technologies, Inc. (a)	443	71,522
Varex Imaging Corp. (a)(b)	2,594	48,741
Zimvie, Inc. (a)	1,319	12,412
Zomedica Corp. (a)(b)	58,774	9,821
Zynex, Inc. (a)(b)	1,374	10,992
		7,645,447
Health Care Providers & Services - 2.4%
23andMe Holding Co. Class A (a)	18,219	17,813
Acadia Healthcare Co., Inc. (a)	5,872	412,860
Accolade, Inc. (a)	4,107	43,452
AdaptHealth Corp. (a)	4,889	44,490
Addus HomeCare Corp. (a)	1,037	88,342
Agiliti, Inc. (a)(b)	2,105	13,661
agilon health, Inc. (a)(b)	18,619	330,673
Alignment Healthcare, Inc. (a)	5,211	36,164
Amedisys, Inc. (a)	2,079	194,179
AMN Healthcare Services, Inc. (a)	2,532	215,676
Apollo Medical Holdings, Inc. (a)(b)	2,576	79,470
Brookdale Senior Living, Inc. (a)	12,155	50,322
Cano Health, Inc. (a)(b)	12,930	3,279
CareMax, Inc. Class A (a)	4,638	9,833
Castle Biosciences, Inc. (a)	1,568	26,484
Chemed Corp.	957	497,353
Clover Health Investments Corp. (a)	21,567	23,292
Community Health Systems, Inc. (a)	7,916	22,956
Corvel Corp. (a)	582	114,450
Cross Country Healthcare, Inc. (a)	2,189	54,265
DaVita HealthCare Partners, Inc. (a)	3,527	333,407
DocGo, Inc. Class A (a)	5,342	28,473
Encompass Health Corp.	6,387	428,951
Enhabit Home Health & Hospice (a)	3,139	35,314
Fulgent Genetics, Inc. (a)	1,290	34,495
GeneDx Holdings Corp. Class A (a)(b)	1,111	4,044
Guardant Health, Inc. (a)	7,352	217,913
HealthEquity, Inc. (a)	5,454	398,415
Henry Schein, Inc. (a)	8,352	620,136
Hims & Hers Health, Inc. (a)	7,870	49,502
Invitae Corp. (a)(b)	15,369	9,301
LifeStance Health Group, Inc. (a)(b)	6,011	41,296
Modivcare, Inc. (a)	817	25,744
National Healthcare Corp.	866	55,407
National Research Corp. Class A	889	39,445
NeoGenomics, Inc. (a)	8,139	100,110
Opko Health, Inc. (a)	26,125	41,800
Option Care Health, Inc. (a)	10,553	341,390
Owens & Minor, Inc. (a)	4,869	78,683
Patterson Companies, Inc.	5,550	164,502
Pediatrix Medical Group, Inc. (a)	5,274	67,033
Pennant Group, Inc. (a)	1,782	19,834
PetIQ, Inc. Class A (a)	1,594	31,402
Premier, Inc.	7,595	163,293
Privia Health Group, Inc. (a)	5,984	137,632
Progyny, Inc. (a)	4,882	166,086
R1 RCM, Inc. (a)	8,808	132,737
RadNet, Inc. (a)	3,661	103,204
Select Medical Holdings Corp.	6,646	167,944
Surgery Partners, Inc. (a)	4,435	129,724
Tenet Healthcare Corp. (a)	6,498	428,153
The Ensign Group, Inc.	3,572	331,946
The Joint Corp. (a)	922	8,289
U.S. Physical Therapy, Inc.	940	86,226
Universal Health Services, Inc. Class B	4,011	504,303
		7,805,148
Health Care Technology - 0.4%
American Well Corp. (a)	15,327	17,933
Certara, Inc. (a)	6,742	98,029
Computer Programs & Systems, Inc. (a)	906	14,442
Definitive Healthcare Corp. (a)(b)	2,567	20,510
Doximity, Inc. (a)	7,586	160,975
Evolent Health, Inc. (a)	6,123	166,729
GoodRx Holdings, Inc. (a)	4,752	26,754
Health Catalyst, Inc. (a)	3,610	36,533
HealthStream, Inc.	1,534	33,104
MultiPlan Corp. Class A (a)	14,988	25,180
Nextgen Healthcare, Inc. (a)	3,431	81,418
OptimizeRx Corp. (a)	1,093	8,504
Phreesia, Inc. (a)	3,412	63,736
Schrodinger, Inc. (a)(b)	3,424	96,796
Sharecare, Inc. Class A (a)	20,071	18,875
Simulations Plus, Inc. (b)	1,020	42,534
Teladoc Health, Inc. (a)(b)	10,448	194,228
Veradigm, Inc. (a)	7,012	92,138
		1,198,418
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	6,263	258,349
Adaptive Biotechnologies Corp. (a)	7,206	39,273
Akoya Biosciences, Inc. (a)	1,087	5,055
Azenta, Inc. (a)	4,160	208,790
Bio-Rad Laboratories, Inc. Class A (a)	1,362	488,209
BioLife Solutions, Inc. (a)	2,286	31,570
BioNano Genomics, Inc. (a)(b)	1,866	5,654
Bruker Corp.	6,367	396,664
Codexis, Inc. (a)	4,179	7,898
CryoPort, Inc. (a)	2,933	40,211
Cytek Biosciences, Inc. (a)	5,042	27,832
Maravai LifeSciences Holdings, Inc. (a)	7,000	70,000
MaxCyte, Inc. (a)	5,731	17,881
Medpace Holdings, Inc. (a)	1,577	381,839
Mesa Laboratories, Inc.	324	34,043
Nanostring Technologies, Inc. (a)(b)	2,722	4,682
OmniAb, Inc. (a)	6,810	35,344
Pacific Biosciences of California, Inc. (a)	14,828	123,814
Quanterix Corp. (a)	2,237	60,712
Quantum-Si, Inc. (a)(b)	5,516	9,157
Seer, Inc. (a)	2,347	5,187
SomaLogic, Inc. Class A (a)	9,730	23,255
Sotera Health Co. (a)	6,313	94,569
		2,369,988
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	3,399	23,283
Amneal Pharmaceuticals, Inc. (a)	6,306	26,611
Amphastar Pharmaceuticals, Inc. (a)	2,403	110,514
Amylyx Pharmaceuticals, Inc. (a)	2,591	47,441
ANI Pharmaceuticals, Inc. (a)	890	51,673
Arvinas Holding Co. LLC (a)	3,109	61,061
Assertio Holdings, Inc. (a)(b)	3,441	8,809
Atea Pharmaceuticals, Inc. (a)	4,815	14,445
Axsome Therapeutics, Inc. (a)(b)	2,377	166,129
Cara Therapeutics, Inc. (a)	2,871	4,823
Cassava Sciences, Inc. (a)(b)	2,510	41,766
Collegium Pharmaceutical, Inc. (a)	2,215	49,505
Corcept Therapeutics, Inc. (a)	5,772	157,258
CymaBay Therapeutics, Inc. (a)	5,774	86,090
Edgewise Therapeutics, Inc. (a)	2,555	14,640
Elanco Animal Health, Inc. (a)	29,543	332,063
Esperion Therapeutics, Inc. (a)	5,196	5,092
Evolus, Inc. (a)	2,389	21,835
Fulcrum Therapeutics, Inc. (a)	3,203	14,221
Harmony Biosciences Holdings, Inc. (a)	1,923	63,017
Harrow, Inc. (a)	1,816	26,096
Innoviva, Inc. (a)(b)	3,772	48,998
Intra-Cellular Therapies, Inc. (a)	5,690	296,392
Jazz Pharmaceuticals PLC (a)	4,081	528,245
Ligand Pharmaceuticals, Inc. Class B (a)	1,051	62,976
Liquidia Corp. (a)	3,019	19,140
Marinus Pharmaceuticals, Inc. (a)	2,856	22,991
Mind Medicine (MindMed), Inc. (a)(b)	2,092	6,548
Nektar Therapeutics (a)	11,704	6,971
NGM Biopharmaceuticals, Inc. (a)	2,367	2,533
Nuvation Bio, Inc. (a)	8,592	11,513
Ocular Therapeutix, Inc. (a)	4,874	15,304
Omeros Corp. (a)(b)	3,961	11,566
Organon & Co.	16,266	282,378
Pacira Biosciences, Inc. (a)	2,941	90,230
Perrigo Co. PLC	8,636	275,920
Phathom Pharmaceuticals, Inc. (a)(b)	1,512	15,679
Phibro Animal Health Corp. Class A	1,285	16,409
Pliant Therapeutics, Inc. (a)(b)	2,799	48,535
Prestige Brands Holdings, Inc. (a)	3,170	181,292
Revance Therapeutics, Inc. (a)	5,372	61,617
Scilex Holding Co.	1,785	2,374
SIGA Technologies, Inc. (b)	2,514	13,199
Supernus Pharmaceuticals, Inc. (a)	3,488	96,164
Tarsus Pharmaceuticals, Inc. (a)(b)	1,186	21,075
Theravance Biopharma, Inc. (a)(b)	3,210	27,702
Theseus Pharmaceuticals, Inc. (a)	1,427	3,839
Ventyx Biosciences, Inc. (a)	1,834	63,695
WAVE Life Sciences (a)	4,003	23,017
Xeris Biopharma Holdings, Inc. (a)(b)	8,595	15,987
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	0
		3,598,661
TOTAL HEALTH CARE		35,936,799
INDUSTRIALS - 19.3%
Aerospace & Defense - 1.1%
AAR Corp. (a)	2,107	125,430
AeroVironment, Inc. (a)	1,612	179,786
AerSale Corp. (a)	995	14,865
Archer Aviation, Inc. Class A (a)(b)	9,544	48,293
Astronics Corp. (a)	1,632	25,884
BWX Technologies, Inc.	5,830	437,133
Cadre Holdings, Inc.	967	25,771
Curtiss-Wright Corp.	2,444	478,120
Ducommun, Inc. (a)	698	30,370
Hexcel Corp.	5,377	350,258
Huntington Ingalls Industries, Inc.	2,543	520,247
Kaman Corp.	1,815	35,665
Kratos Defense & Security Solutions, Inc. (a)	8,147	122,368
Mercury Systems, Inc. (a)	3,719	137,938
Moog, Inc. Class A	1,833	207,056
National Presto Industries, Inc.	322	23,332
Park Aerospace Corp.	1,233	19,148
Parsons Corp. (a)	2,138	116,200
Rocket Lab U.S.A., Inc. Class A (a)(b)	14,061	61,587
Spirit AeroSystems Holdings, Inc. Class A	6,710	108,299
Terran Orbital Corp. Class A (a)(b)	3,774	3,141
Triumph Group, Inc. (a)	4,154	31,820
V2X, Inc. (a)	720	37,195
Virgin Galactic Holdings, Inc. (a)(b)	15,732	28,318
Woodward, Inc.	3,829	475,792
		3,644,016
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	3,567	74,443
Forward Air Corp.	1,658	113,971
GXO Logistics, Inc. (a)	7,584	444,802
Hub Group, Inc. Class A (a)	2,098	164,777
		797,993
Building Products - 2.8%
A.O. Smith Corp.	7,937	524,874
AAON, Inc.	4,101	233,224
Advanced Drain Systems, Inc.	3,991	454,296
Allegion PLC	5,607	584,249
American Woodmark Corp. (a)	1,062	80,298
Apogee Enterprises, Inc.	1,429	67,277
Armstrong World Industries, Inc.	2,879	207,288
AZZ, Inc.	1,594	72,655
Builders FirstSource, Inc. (a)	8,173	1,017,457
Carlisle Companies, Inc.	3,250	842,595
CSW Industrials, Inc.	989	173,312
Fortune Brands Home & Security, Inc.	8,078	502,128
Gibraltar Industries, Inc. (a)	1,943	131,172
Griffon Corp.	3,026	120,041
Hayward Holdings, Inc. (a)	8,846	124,729
Insteel Industries, Inc.	1,238	40,185
Janus International Group, Inc. (a)	5,089	54,452
Jeld-Wen Holding, Inc. (a)	5,425	72,478
Lennox International, Inc.	2,059	770,972
Masonite International Corp. (a)	1,411	131,533
MasterBrand, Inc.	8,200	99,630
Owens Corning	5,744	783,539
PGT Innovations, Inc. (a)	3,749	104,035
Quanex Building Products Corp.	2,136	60,171
Resideo Technologies, Inc. (a)	9,393	148,409
Simpson Manufacturing Co. Ltd.	2,722	407,783
Tecnoglass, Inc.	1,278	42,123
The AZEK Co., Inc. (a)	7,725	229,742
Trex Co., Inc. (a)	6,942	427,835
UFP Industries, Inc.	3,965	406,016
Zurn Elkay Water Solutions Cor	9,133	255,907
		9,170,405
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	4,227	169,122
ACCO Brands Corp.	5,940	34,096
ACV Auctions, Inc. Class A (a)	8,223	124,825
Aris Water Solution, Inc. Class A (b)	1,987	19,830
Brady Corp. Class A	2,946	161,794
BrightView Holdings, Inc. (a)	2,424	18,786
Casella Waste Systems, Inc. Class A (a)	3,583	273,383
CECO Environmental Corp. (a)	1,835	29,305
Cimpress PLC (a)	1,259	88,143
Clean Harbors, Inc. (a)	3,210	537,226
CoreCivic, Inc. (a)	7,250	81,563
Deluxe Corp. (b)	2,783	52,571
Driven Brands Holdings, Inc. (a)	3,532	44,468
Ennis, Inc.	1,692	35,904
Enviri Corp. (a)	5,084	36,706
Healthcare Services Group, Inc.	4,742	49,459
Heritage-Crystal Clean, Inc. (a)	1,040	47,164
HNI Corp.	2,966	102,713
Interface, Inc.	3,713	36,425
Liquidity Services, Inc. (a)	1,514	26,677
Matthews International Corp. Class A	1,939	75,446
Millerknoll, Inc.	4,842	118,387
Montrose Environmental Group, Inc. (a)	1,767	51,702
MSA Safety, Inc.	2,354	371,108
OpenLane, Inc. (a)	6,957	103,798
Pitney Bowes, Inc.	10,213	30,843
Rollins, Inc.	14,758	550,916
SP Plus Corp. (a)	1,259	45,450
Steelcase, Inc. Class A	6,020	67,243
Stericycle, Inc. (a)	5,899	263,744
Tetra Tech, Inc.	3,394	515,990
The Brink's Co.	2,964	215,305
The GEO Group, Inc. (a)	8,038	65,751
UniFirst Corp.	964	157,142
Viad Corp. (a)	1,309	34,296
VSE Corp.	663	33,442
		4,670,723
Construction & Engineering - 1.5%
AECOM	8,855	735,319
Ameresco, Inc. Class A (a)(b)	2,177	83,945
API Group Corp. (a)	12,899	334,471
Arcosa, Inc.	3,089	222,099
Argan, Inc.	859	39,102
Comfort Systems U.S.A., Inc.	2,281	388,705
Construction Partners, Inc. Class A (a)	2,642	96,592
Dycom Industries, Inc. (a)	1,873	166,697
EMCOR Group, Inc.	3,032	637,902
Eneti, Inc.	1,356	13,668
Fluor Corp. (a)	9,134	335,218
Granite Construction, Inc.	2,800	106,456
Great Lakes Dredge & Dock Corp. (a)	4,182	33,331
MasTec, Inc. (a)	3,804	273,774
MDU Resources Group, Inc.	12,962	253,796
MYR Group, Inc. (a)	1,066	143,654
Northwest Pipe Co. (a)	628	18,947
Primoris Services Corp.	3,404	111,413
Sterling Construction Co., Inc. (a)	1,965	144,388
Tutor Perini Corp. (a)	2,667	20,883
Valmont Industries, Inc.	1,342	322,362
Willscot Mobile Mini Holdings (a)	12,904	536,677
		5,019,399
Electrical Equipment - 2.0%
Acuity Brands, Inc.	2,031	345,900
Allient, Inc.	917	28,354
Array Technologies, Inc. (a)	8,951	198,623
Atkore, Inc. (a)	2,486	370,886
Babcock & Wilcox Enterprises, Inc. (a)	4,646	19,560
Beam Global (a)(b)	526	3,882
Blink Charging Co. (a)(b)	3,058	9,357
Bloom Energy Corp. Class A (a)(b)	11,680	154,877
ChargePoint Holdings, Inc. Class A (a)(b)	17,235	85,658
Encore Wire Corp. (b)	1,148	209,464
Energy Vault Holdings, Inc. Class A (a)(b)	4,296	10,955
EnerSys	2,606	246,710
Enovix Corp. (a)(b)	7,062	88,628
Eos Energy Enterprises, Inc. (a)(b)	7,170	15,416
Fluence Energy, Inc. (a)(b)	2,386	54,854
FTC Solar, Inc. (a)(b)	2,625	3,360
FuelCell Energy, Inc. (a)(b)	25,964	33,234
Generac Holdings, Inc. (a)	3,968	432,353
GrafTech International Ltd.	12,306	47,132
Hubbell, Inc. Class B	3,418	1,071,235
LSI Industries, Inc.	1,894	30,077
NuScale Power Corp. (a)(b)	2,576	12,622
nVent Electric PLC	10,569	560,051
Plug Power, Inc. (a)(b)	34,483	262,071
Powell Industries, Inc.	577	47,833
Regal Rexnord Corp.	4,230	604,382
Sensata Technologies, Inc. PLC	9,748	368,669
SES AI Corp. Class A (a)(b)	9,108	20,675
Shoals Technologies Group, Inc. (a)	10,828	197,611
Stem, Inc. (a)(b)	9,346	39,627
SunPower Corp. (a)(b)	5,575	34,398
Sunrun, Inc. (a)(b)	13,762	172,851
Thermon Group Holdings, Inc. (a)	2,156	59,225
TPI Composites, Inc. (a)(b)	2,656	7,038
Vertiv Holdings Co.	19,376	720,787
Vicor Corp. (a)	1,430	84,213
		6,652,568
Ground Transportation - 1.3%
ArcBest Corp.	1,530	155,525
Avis Budget Group, Inc. (a)	1,522	273,488
Covenant Transport Group, Inc. Class A	521	22,846
Daseke, Inc. (a)	2,657	13,630
FTAI Infrastructure LLC	6,249	20,122
Heartland Express, Inc.	2,972	43,659
Hertz Global Holdings, Inc. (a)	10,048	123,088
Knight-Swift Transportation Holdings, Inc. Class A	10,271	515,091
Landstar System, Inc.	2,290	405,193
Lyft, Inc. (a)	20,984	221,171
Marten Transport Ltd.	3,700	72,927
RXO, Inc.	7,464	147,265
Ryder System, Inc.	2,963	316,893
Saia, Inc. (a)	1,692	674,516
Schneider National, Inc. Class B	2,378	65,847
TuSimple Holdings, Inc. (a)(b)	8,679	13,539
U-Haul Holding Co. (b)	720	39,290
U-Haul Holding Co. (non-vtg.)	5,524	289,402
Universal Logistics Holdings, Inc.	432	10,878
Werner Enterprises, Inc.	3,761	146,491
XPO, Inc. (a)	7,388	551,588
		4,122,449
Machinery - 4.2%
3D Systems Corp. (a)	8,367	41,082
AGCO Corp.	3,961	468,507
Alamo Group, Inc.	658	113,742
Albany International Corp. Class A	1,984	171,180
Allison Transmission Holdings, Inc.	5,793	342,135
Astec Industries, Inc.	1,453	68,451
Barnes Group, Inc.	3,224	109,519
Blue Bird Corp. (a)	1,073	22,909
Chart Industries, Inc. (a)	2,677	452,734
CIRCOR International, Inc. (a)	1,299	72,419
Columbus McKinnon Corp. (NY Shares)	1,825	63,711
Crane Co.	3,074	273,094
Desktop Metal, Inc. (a)(b)	14,848	21,678
Donaldson Co., Inc.	7,725	460,719
Douglas Dynamics, Inc.	1,485	44,817
Energy Recovery, Inc. (a)	3,595	76,250
Enerpac Tool Group Corp. Class A	3,644	96,311
EnPro Industries, Inc.	1,331	161,304
ESAB Corp.	3,301	231,796
ESCO Technologies, Inc.	1,642	171,490
Federal Signal Corp.	3,875	231,454
Flowserve Corp.	8,352	332,159
Franklin Electric Co., Inc.	2,475	220,844
Gates Industrial Corp. PLC (a)	8,027	93,193
Gorman-Rupp Co.	1,473	48,462
Graco, Inc.	10,734	782,294
Helios Technologies, Inc.	2,082	115,509
Hillenbrand, Inc.	4,441	187,899
Hillman Solutions Corp. Class A (a)	10,810	89,183
Hyliion Holdings Corp. Class A (a)(b)	8,064	9,516
Hyster-Yale Materials Handling, Inc. Class A	680	30,314
ITT, Inc.	5,249	513,930
John Bean Technologies Corp.	2,029	213,329
Kadant, Inc.	747	168,486
Kennametal, Inc.	5,122	127,435
Lincoln Electric Holdings, Inc.	3,668	666,806
Lindsay Corp.	704	82,847
Luxfer Holdings PLC sponsored	1,723	22,485
Manitowoc Co., Inc. (a)	2,240	33,712
Microvast Holdings, Inc. (a)	12,125	22,916
Middleby Corp. (a)	3,412	436,736
Mueller Industries, Inc.	3,638	273,432
Mueller Water Products, Inc. Class A	9,974	126,470
Nikola Corp. (a)(b)	34,992	54,937
Nordson Corp.	3,431	765,696
Omega Flex, Inc. (b)	192	15,116
Oshkosh Corp.	4,166	397,561
Pentair PLC	10,514	680,782
Proto Labs, Inc. (a)	1,675	44,220
RBC Bearings, Inc. (a)	1,852	433,609
REV Group, Inc.	2,003	32,048
Shyft Group, Inc. (The)	2,069	30,973
Snap-On, Inc.	3,374	860,572
SPX Technologies, Inc. (a)	2,902	236,223
Standex International Corp.	760	110,724
Tennant Co.	1,180	87,497
Terex Corp.	4,324	249,149
The Greenbrier Companies, Inc.	2,036	81,440
Timken Co.	4,202	308,805
Titan International, Inc. (a)	3,226	43,325
Toro Co.	6,652	552,781
Trinity Industries, Inc.	5,171	125,914
Velo3D, Inc. (a)(b)	3,867	6,033
Wabash National Corp.	3,031	64,015
Watts Water Technologies, Inc. Class A	1,747	301,917
		13,776,596
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc. (b)	608	25,554
Genco Shipping & Trading Ltd. (b)	2,383	33,338
Kirby Corp. (a)	3,820	316,296
Matson, Inc.	2,288	202,991
		578,179
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	8,156	302,424
Allegiant Travel Co.	999	76,783
American Airlines Group, Inc. (a)	41,614	533,075
Blade Air Mobility, Inc. (a)(b)	3,099	8,026
Frontier Group Holdings, Inc. (a)(b)	2,331	11,282
Hawaiian Holdings, Inc. (a)(b)	3,300	20,889
JetBlue Airways Corp. (a)	20,911	96,191
Joby Aviation, Inc. (a)(b)	21,960	141,642
SkyWest, Inc. (a)	2,831	118,732
Spirit Airlines, Inc.	6,951	114,692
Sun Country Airlines Holdings, Inc. (a)	2,364	35,082
Wheels Up Experience, Inc. Class A (a)(b)	1,019	2,109
		1,460,927
Professional Services - 2.7%
Alight, Inc. Class A (a)	21,544	152,747
ASGN, Inc. (a)	3,149	257,210
Barrett Business Services, Inc.	436	39,345
Booz Allen Hamilton Holding Corp. Class A	8,433	921,474
CACI International, Inc. Class A (a)	1,452	455,826
CBIZ, Inc. (a)	3,196	165,872
Ceridian HCM Holding, Inc. (a)	9,889	670,969
Clarivate Analytics PLC (a)(b)	27,574	185,022
Concentrix Corp.	2,726	218,380
Conduent, Inc. (a)	10,961	38,144
CRA International, Inc.	450	45,342
CSG Systems International, Inc.	1,941	99,224
Dun & Bradstreet Holdings, Inc.	14,031	140,170
ExlService Holdings, Inc. (a)	10,600	297,224
Exponent, Inc.	3,245	277,772
First Advantage Corp.	3,554	49,010
FiscalNote Holdings, Inc. Class A (a)(b)	4,592	9,551
Forrester Research, Inc. (a)	714	20,635
Franklin Covey Co. (a)	776	33,306
FTI Consulting, Inc. (a)	2,167	386,614
Genpact Ltd.	10,802	391,032
Heidrick & Struggles International, Inc.	1,262	31,575
HireRight Holdings Corp. (a)	1,219	11,593
Huron Consulting Group, Inc. (a)	1,226	127,700
ICF International, Inc.	1,079	130,354
Insperity, Inc.	2,292	223,699
KBR, Inc.	8,638	509,124
Kelly Services, Inc. Class A (non-vtg.)	2,102	38,235
Kforce, Inc.	1,223	72,964
Korn Ferry	3,352	159,019
LegalZoom.com, Inc. (a)	5,983	65,454
Manpower, Inc.	3,216	235,797
Maximus, Inc.	3,872	289,161
NV5 Global, Inc. (a)	805	77,465
Paycor HCM, Inc. (a)(b)	3,050	69,632
Paylocity Holding Corp. (a)	2,636	478,961
Planet Labs PBC Class A (a)(b)	12,696	33,010
RCM Technologies, Inc. (a)	356	6,956
Resources Connection, Inc.	2,025	30,193
Robert Half, Inc.	6,876	503,873
Science Applications International Corp.	3,437	362,741
Sterling Check Corp. (a)(b)	1,477	18,640
TaskUs, Inc. (a)	1,644	17,065
TriNet Group, Inc. (a)	2,239	260,799
TrueBlue, Inc. (a)	2,015	29,560
Ttec Holdings, Inc.	1,211	31,752
Upwork, Inc. (a)	7,751	88,051
Verra Mobility Corp. (a)	8,921	166,823
		8,925,065
Trading Companies & Distributors - 1.5%
Air Lease Corp. Class A	6,569	258,884
Alta Equipment Group, Inc.	1,584	19,103
Applied Industrial Technologies, Inc.	2,466	381,268
Beacon Roofing Supply, Inc. (a)	3,173	244,860
BlueLinx Corp. (a)	585	48,023
Boise Cascade Co.	2,528	260,485
Core & Main, Inc. (a)	5,633	162,512
Custom Truck One Source, Inc. Class A (a)	3,880	24,056
DXP Enterprises, Inc. (a)	945	33,018
GATX Corp. (b)	2,246	244,432
Global Industrial Co.	1,034	34,639
GMS, Inc. (a)	2,635	168,561
H&E Equipment Services, Inc.	2,160	93,290
Herc Holdings, Inc.	1,546	183,881
Hudson Technologies, Inc. (a)	2,476	32,931
McGrath RentCorp.	1,562	156,575
MRC Global, Inc. (a)	5,403	55,381
MSC Industrial Direct Co., Inc. Class A	3,005	294,941
NOW, Inc. (a)	6,836	81,143
Rush Enterprises, Inc. Class A	4,032	164,627
SiteOne Landscape Supply, Inc. (a)	2,869	468,938
Textainer Group Holdings Ltd.	2,505	93,311
Titan Machinery, Inc. (a)	1,294	34,395
Transcat, Inc. (a)	465	45,556
Veritiv Corp.	865	146,099
Watsco, Inc. (b)	2,131	804,921
WESCO International, Inc.	2,879	414,058
Xometry, Inc. (a)(b)	1,872	31,787
		4,981,675
TOTAL INDUSTRIALS		63,799,995
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	4,660	38,352
Aviat Networks, Inc. (a)	685	21,372
Calix, Inc. (a)	3,686	168,966
Cambium Networks Corp. (a)	717	5,256
Ciena Corp. (a)	9,512	449,537
Clearfield, Inc. (a)(b)	815	23,358
CommScope Holding Co., Inc. (a)	13,398	45,017
Comtech Telecommunications Corp.	1,747	15,286
Digi International, Inc. (a)	2,290	61,830
DZS, Inc. (a)	1,004	2,108
Extreme Networks, Inc. (a)	8,230	199,248
Harmonic, Inc. (a)	7,106	68,431
Infinera Corp. (a)(b)	12,530	52,375
Juniper Networks, Inc.	20,497	569,612
Lumentum Holdings, Inc. (a)	4,383	198,024
NETGEAR, Inc. (a)	1,822	22,939
NetScout Systems, Inc. (a)	4,302	120,542
Ribbon Communications, Inc. (a)	5,601	15,011
ViaSat, Inc. (a)(b)	4,873	89,956
Viavi Solutions, Inc. (a)	14,155	129,377
		2,296,597
Electronic Equipment, Instruments & Components - 2.5%
908 Devices, Inc. (a)(b)	1,388	9,244
Advanced Energy Industries, Inc.	2,396	247,076
Aeva Technologies, Inc. (a)	6,584	5,036
Akoustis Technologies, Inc. (a)(b)	4,526	3,408
Arlo Technologies, Inc. (a)	5,868	60,440
Arrow Electronics, Inc. (a)	3,602	451,114
Avnet, Inc.	5,833	281,092
Badger Meter, Inc.	1,870	269,037
Bel Fuse, Inc. Class B (non-vtg.)	684	32,640
Belden, Inc.	2,712	261,844
Benchmark Electronics, Inc.	2,291	55,580
Cognex Corp.	11,006	467,095
Coherent Corp. (a)	8,891	290,202
Crane Nxt Co.	3,074	170,822
CTS Corp.	2,015	84,106
ePlus, Inc. (a)	1,720	109,254
Evolv Technologies Holdings, Inc. (a)	4,677	22,730
Fabrinet (a)	2,316	385,892
FARO Technologies, Inc. (a)	1,192	18,154
Insight Enterprises, Inc. (a)	1,843	268,157
IPG Photonics Corp. (a)	1,991	202,166
Itron, Inc. (a)	2,897	175,500
Jabil, Inc.	8,460	1,073,459
Kimball Electronics, Inc. (a)	1,590	43,534
Knowles Corp. (a)	5,829	86,327
Lightwave Logic, Inc. (a)(b)	7,362	32,908
Littelfuse, Inc.	1,583	391,508
Luna Innovations, Inc. (a)(b)	2,083	12,206
Methode Electronics, Inc. Class A	2,301	52,578
MicroVision, Inc. (a)(b)	11,462	25,102
Mirion Technologies, Inc. Class A (a)	7,732	57,758
Napco Security Technologies, Inc.	1,857	41,318
National Instruments Corp.	8,370	499,019
nLIGHT, Inc. (a)	2,867	29,817
Novanta, Inc. (a)	2,283	327,474
OSI Systems, Inc. (a)	991	116,978
Ouster, Inc. (a)(b)	1,659	8,361
Par Technology Corp. (a)(b)	1,751	67,484
PC Connection, Inc.	727	38,807
Plexus Corp. (a)	1,764	164,017
Richardson Electronics Ltd.	705	7,706
Rogers Corp. (a)	1,187	156,055
Sanmina Corp. (a)	3,722	202,030
ScanSource, Inc. (a)	1,603	48,587
Smartrent, Inc. (a)	7,773	20,288
TD SYNNEX Corp.	2,650	264,629
TTM Technologies, Inc. (a)	6,558	84,467
Vishay Intertechnology, Inc.	8,132	201,023
Vishay Precision Group, Inc. (a)	792	26,595
Vontier Corp.	9,902	306,170
Vuzix Corp. (a)(b)	3,758	13,642
		8,270,436
IT Services - 0.5%
Amdocs Ltd.	7,707	651,164
BigCommerce Holdings, Inc. (a)	4,011	39,589
Digitalocean Holdings, Inc. (a)(b)	3,574	85,883
DXC Technology Co. (a)	14,523	302,514
Edgio, Inc. (a)	7,885	6,719
Fastly, Inc. Class A (a)	7,372	141,321
Grid Dynamics Holdings, Inc. (a)	3,288	40,048
Hackett Group, Inc. (b)	1,521	35,880
Kyndryl Holdings, Inc. (a)	13,062	197,236
Perficient, Inc. (a)	2,223	128,623
Rackspace Technology, Inc. (a)(b)	3,567	8,382
Squarespace, Inc. Class A (a)	2,563	74,250
Thoughtworks Holding, Inc. (a)	4,181	17,058
Tucows, Inc. (a)(b)	624	12,736
Unisys Corp. (a)	4,295	14,818
		1,756,221
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc. (a)	2,619	47,417
AEHR Test Systems (a)(b)	1,663	75,999
Allegro MicroSystems LLC (a)(b)	4,154	132,679
Alpha & Omega Semiconductor Ltd. (a)	1,435	42,820
Ambarella, Inc. (a)	2,399	127,219
Amkor Technology, Inc.	6,420	145,092
Axcelis Technologies, Inc. (a)	2,087	340,285
CEVA, Inc. (a)	1,466	28,426
Cirrus Logic, Inc. (a)	3,524	260,635
Cohu, Inc. (a)	3,037	104,594
Credo Technology Group Holding Ltd. (a)	5,876	89,609
Diodes, Inc. (a)	2,917	229,976
FormFactor, Inc. (a)	4,920	171,905
Ichor Holdings Ltd. (a)	1,858	57,524
Impinj, Inc. (a)	1,394	76,712
indie Semiconductor, Inc. (a)(b)	5,605	35,312
Kulicke & Soffa Industries, Inc.	3,613	175,700
Lattice Semiconductor Corp. (a)	8,779	754,379
MACOM Technology Solutions Holdings, Inc. (a)	3,301	269,296
MaxLinear, Inc. Class A (a)	4,697	104,508
Meta Materials, Inc. (a)(b)	26,861	5,692
MKS Instruments, Inc.	3,660	316,736
Navitas Semiconductor Corp. (a)(b)	5,269	36,620
NVE Corp. (b)	305	25,053
Onto Innovation, Inc. (a)	3,124	398,372
PDF Solutions, Inc. (a)	1,908	61,819
Photronics, Inc. (a)	3,992	80,678
Power Integrations, Inc.	3,657	279,066
Rambus, Inc. (a)	6,941	387,238
Semtech Corp. (a)	4,079	105,034
Silicon Laboratories, Inc. (a)	2,040	236,416
SiTime Corp. (a)	1,051	120,077
SkyWater Technology, Inc. (a)(b)	572	3,443
SMART Global Holdings, Inc. (a)(b)	3,130	76,216
Synaptics, Inc. (a)	2,521	225,478
Ultra Clean Holdings, Inc. (a)	2,853	84,649
Universal Display Corp.	2,777	435,961
Veeco Instruments, Inc. (a)	3,304	92,875
Wolfspeed, Inc. (a)(b)	7,938	302,438
		6,543,948
Software - 5.4%
8x8, Inc. (a)	7,150	18,018
A10 Networks, Inc.	4,128	62,044
ACI Worldwide, Inc. (a)	6,910	155,890
Adeia, Inc.	6,779	72,400
Agilysys, Inc. (a)	1,273	84,222
Alarm.com Holdings, Inc. (a)	3,181	194,486
Alkami Technology, Inc. (a)	2,414	43,983
Altair Engineering, Inc. Class A (a)	3,405	213,017
Alteryx, Inc. Class A (a)(b)	3,991	150,421
American Software, Inc. Class A	2,030	23,264
Amplitude, Inc. (a)	3,957	45,782
AppFolio, Inc. (a)	1,218	222,443
Appian Corp. Class A (a)	2,659	121,277
AppLovin Corp. (a)(b)	8,040	321,278
Asana, Inc. (a)	5,030	92,099
Aspen Technology, Inc. (a)	1,861	380,128
Aurora Innovation, Inc. (a)(b)	24,606	57,824
AvePoint, Inc. (a)	5,788	38,895
Bentley Systems, Inc. Class B	12,752	639,640
Bill Holdings, Inc. (a)	6,107	663,037
Blackbaud, Inc. (a)	2,878	202,381
BlackLine, Inc. (a)	3,513	194,866
Blend Labs, Inc. (a)(b)	10,492	14,374
Box, Inc. Class A (a)	9,195	222,611
Braze, Inc. (a)	2,451	114,535
C3.ai, Inc. (a)(b)	5,549	141,610
CCC Intelligent Solutions Holdings, Inc. Class A (a)	6,798	90,753
Cerence, Inc. (a)	2,573	52,412
Cleanspark, Inc. (a)(b)	7,223	27,520
Clear Secure, Inc. (b)	5,246	99,884
Clearwater Analytics Holdings, Inc. (a)	5,134	99,292
CommVault Systems, Inc. (a)	2,801	189,376
Confluent, Inc. (a)	11,977	354,639
Consensus Cloud Solutions, Inc. (a)	1,115	28,076
Couchbase, Inc. (a)	1,570	26,941
CS Disco, Inc. (a)(b)	1,088	7,224
Digimarc Corp. (a)(b)	862	28,006
Digital Turbine, Inc. (a)	5,779	34,963
Dolby Laboratories, Inc. Class A (b)	3,787	300,158
Domo, Inc. Class B (a)	1,980	19,424
DoubleVerify Holdings, Inc. (a)	5,622	157,135
Dropbox, Inc. Class A (a)	17,336	472,059
Dynatrace, Inc. (a)	13,828	646,182
E2open Parent Holdings, Inc. (a)	11,019	50,026
Ebix, Inc. (b)	1,534	15,156
Elastic NV (a)	4,985	404,981
Enfusion, Inc. Class A (a)(b)	1,212	10,872
EngageSmart, Inc. (a)	1,983	35,674
Envestnet, Inc. (a)(b)	3,466	152,608
Everbridge, Inc. (a)	2,587	58,001
Expensify, Inc. (a)	2,795	9,084
Five9, Inc. (a)	4,540	291,922
Freshworks, Inc. (a)	10,725	213,642
GitLab, Inc. (a)	4,210	190,376
Guidewire Software, Inc. (a)	5,202	468,180
HashiCorp, Inc. (a)	6,122	139,765
Informatica, Inc. (a)(b)	2,493	52,528
Intapp, Inc. (a)	1,420	47,598
InterDigital, Inc.	1,702	136,568
Jamf Holding Corp. (a)	2,935	51,832
LivePerson, Inc. (a)	4,432	17,240
Liveramp Holdings, Inc. (a)	4,132	119,167
Manhattan Associates, Inc. (a)	3,956	781,943
Marathon Digital Holdings, Inc. (a)(b)	10,677	90,755
Matterport, Inc. (a)(b)	14,547	31,567
MeridianLink, Inc. (a)(b)	1,278	21,803
MicroStrategy, Inc. Class A (a)(b)	701	230,124
Mitek Systems, Inc. (a)	2,828	30,316
Model N, Inc. (a)	2,191	53,482
N-able, Inc. (a)	4,321	55,741
nCino, Inc. (a)(b)	4,942	157,156
NCR Corp. (a)	8,953	241,462
New Relic, Inc. (a)	3,734	319,705
Nutanix, Inc. Class A (a)	14,669	511,655
Olo, Inc. (a)	6,687	40,523
ON24, Inc.	2,540	16,078
Onespan, Inc. (a)	2,231	23,983
Pagerduty, Inc. (a)	5,343	120,164
Pegasystems, Inc.	2,645	114,819
Porch Group, Inc. Class A (a)(b)	5,203	4,176
PowerSchool Holdings, Inc. (a)(b)	2,601	58,939
Procore Technologies, Inc. (a)(b)	4,482	292,764
Progress Software Corp.	2,759	145,068
PROS Holdings, Inc. (a)	2,643	91,501
Q2 Holdings, Inc. (a)	3,716	119,915
Qualys, Inc. (a)	2,143	326,915
Rapid7, Inc. (a)	3,851	176,299
Rimini Street, Inc. (a)	3,191	7,020
RingCentral, Inc. (a)(b)	4,979	147,528
Riot Platforms, Inc. (a)(b)	11,166	104,179
Samsara, Inc. (a)	7,842	197,697
Semrush Holdings, Inc. (a)(b)	2,265	19,253
SentinelOne, Inc. (a)	15,002	252,934
Smartsheet, Inc. (a)	8,481	343,141
SolarWinds, Inc. (a)	2,940	27,754
SoundHound AI, Inc. (a)(b)	8,028	16,136
SoundThinking, Inc. (a)	557	9,970
Sprinklr, Inc. (a)	5,026	69,560
Sprout Social, Inc. (a)(b)	3,067	152,982
SPS Commerce, Inc. (a)	2,331	397,692
Telos Corp. (a)	3,359	8,028
Tenable Holdings, Inc. (a)	7,322	328,026
Teradata Corp. (a)	6,443	290,064
UiPath, Inc. Class A (a)	22,881	391,494
Unity Software, Inc. (a)(b)	14,249	447,276
Upland Software, Inc. (a)	1,844	8,519
Varonis Systems, Inc. (a)	7,005	213,933
Verint Systems, Inc. (a)	4,097	94,190
Veritone, Inc. (a)(b)	1,982	5,114
Vertex, Inc. Class A (a)	2,477	57,219
Workiva, Inc. (a)	2,968	300,777
Xperi, Inc.	2,651	26,139
Yext, Inc. (a)	6,747	42,709
Zeta Global Holdings Corp. (a)	8,299	69,297
Zuora, Inc. (a)	8,011	66,011
		17,741,284
Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. (a)	2,146	57,663
Corsair Gaming, Inc. (a)	2,638	38,330
Eastman Kodak Co. (a)	4,600	19,366
Immersion Corp.	2,047	13,531
IonQ, Inc. (a)(b)	9,748	145,050
Pure Storage, Inc. Class A (a)	18,420	656,120
Super Micro Computer, Inc. (a)	2,913	798,803
Turtle Beach Corp. (a)	1,052	9,547
Xerox Holdings Corp.	7,210	113,125
		1,851,535
TOTAL INFORMATION TECHNOLOGY		38,460,021
MATERIALS - 4.7%
Chemicals - 1.8%
AdvanSix, Inc.	1,762	54,763
Alto Ingredients, Inc. (a)	4,282	18,926
American Vanguard Corp.	1,777	19,423
Ashland, Inc.	3,097	252,963
Aspen Aerogels, Inc. (a)	3,696	31,786
Avient Corp.	5,455	192,671
Axalta Coating Systems Ltd. (a)	14,102	379,344
Balchem Corp.	2,056	255,026
Cabot Corp.	3,580	247,987
Chase Corp.	479	60,943
Danimer Scientific, Inc. (a)(b)	5,632	11,658
Ecovyst, Inc. (a)	4,512	44,398
Element Solutions, Inc.	14,319	280,796
FutureFuel Corp.	1,632	11,701
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	69,555	125,895
H.B. Fuller Co.	3,433	235,538
Hawkins, Inc.	1,212	71,326
Huntsman Corp.	10,860	264,984
Ingevity Corp. (a)	2,180	103,790
Innospec, Inc.	1,589	162,396
Intrepid Potash, Inc. (a)	625	15,725
Koppers Holdings, Inc.	1,327	52,483
Kronos Worldwide, Inc. (b)	1,389	10,765
Livent Corp. (a)(b)	11,461	210,997
LSB Industries, Inc. (a)	3,066	31,365
Mativ, Inc.	3,506	49,996
Minerals Technologies, Inc.	2,077	113,737
NewMarket Corp.	422	192,027
Olin Corp.	7,672	383,447
Origin Materials, Inc. Class A (a)(b)	7,793	9,975
Orion SA	3,529	75,097
Perimeter Solutions SA (a)	9,440	42,858
PureCycle Technologies, Inc. (a)(b)	8,454	47,427
Quaker Houghton	871	139,360
Rayonier Advanced Materials, Inc. (a)	4,023	14,241
RPM International, Inc.	8,220	779,338
Sensient Technologies Corp.	2,697	157,721
Stepan Co.	1,355	101,584
The Chemours Co. LLC	9,514	266,868
The Scotts Miracle-Gro Co. Class A (b)	2,612	134,988
Trinseo PLC	2,214	18,088
Tronox Holdings PLC	7,401	99,469
Westlake Corp.	2,198	274,025
		6,047,895
Construction Materials - 0.3%
Eagle Materials, Inc.	2,297	382,496
Knife River Holding Co.	3,250	158,698
Summit Materials, Inc.	7,578	235,979
		777,173
Containers & Packaging - 1.2%
Aptargroup, Inc.	4,171	521,542
Ardagh Metal Packaging SA (b)	9,556	29,910
Berry Global Group, Inc.	7,598	470,392
Crown Holdings, Inc.	7,656	677,403
Graphic Packaging Holding Co.	19,582	436,287
Greif, Inc.:
Class A	1,619	108,165
Class B	376	25,027
Myers Industries, Inc.	2,393	42,906
O-I Glass, Inc. (a)	9,905	165,711
Pactiv Evergreen, Inc.	2,469	20,073
Ranpak Holdings Corp. (A Shares) (a)	2,504	13,622
Sealed Air Corp.	9,210	302,641
Silgan Holdings, Inc.	5,343	230,337
Sonoco Products Co.	6,237	338,981
TriMas Corp.	2,649	65,589
WestRock Co.	16,337	584,865
		4,033,451
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	1,939	4,382
Alcoa Corp.	11,376	330,587
Alpha Metallurgical Resources	840	218,173
Arch Resources, Inc.	1,192	203,427
ATI, Inc. (a)	8,191	337,060
Carpenter Technology Corp.	3,095	208,015
Century Aluminum Co. (a)	3,241	23,303
Cleveland-Cliffs, Inc. (a)	32,857	513,555
Coeur d'Alene Mines Corp. (a)	21,256	47,188
Commercial Metals Co.	7,470	369,093
Compass Minerals International, Inc.	2,178	60,875
Gatos Silver, Inc. (a)	2,958	15,322
Haynes International, Inc.	830	38,612
Hecla Mining Co.	36,683	143,431
Kaiser Aluminum Corp.	1,019	76,690
Materion Corp.	1,313	133,808
McEwen Mining, Inc. (a)	2,453	15,945
MP Materials Corp. (a)(b)	5,895	112,595
Olympic Steel, Inc.	605	34,007
Piedmont Lithium, Inc. (a)(b)	1,065	42,281
Ramaco Resources, Inc. (b)	1,542	16,947
Ramaco Resources, Inc. Class B	308	3,674
Royal Gold, Inc.	4,185	444,991
Ryerson Holding Corp.	1,293	37,613
Schnitzer Steel Industries, Inc. Class A	1,652	46,008
SunCoke Energy, Inc.	5,428	55,094
TimkenSteel Corp. (a)	2,496	54,213
Tredegar Corp.	1,590	8,602
United States Steel Corp. (b)	14,443	469,109
Warrior Metropolitan Coal, Inc.	3,316	169,381
Worthington Industries, Inc.	1,934	119,560
		4,353,541
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	1,103	39,984
Glatfelter Corp. (a)	2,823	5,646
Louisiana-Pacific Corp.	4,595	253,966
Mercer International, Inc. (SBI) (b)	2,557	21,939
Sylvamo Corp.	2,038	89,550
		411,085
TOTAL MATERIALS		15,623,145
REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI)	6,163	88,439
Agree Realty Corp.	5,981	330,390
Alexander & Baldwin, Inc.	4,751	79,484
Alexanders, Inc.	140	25,512
Alpine Income Property Trust, Inc.	976	15,967
American Assets Trust, Inc.	3,385	65,838
American Homes 4 Rent Class A	20,080	676,495
Americold Realty Trust	17,254	524,694
Apartment Income (REIT) Corp.	9,593	294,505
Apartment Investment & Management Co. Class A	9,533	64,824
Apple Hospitality (REIT), Inc.	13,645	209,314
Armada Hoffler Properties, Inc.	4,494	46,019
Ashford Hospitality Trust, Inc. (a)	2,208	5,277
Boston Properties, Inc.	9,116	542,220
Braemar Hotels & Resorts, Inc.	3,322	9,202
Brandywine Realty Trust (SBI)	11,105	50,417
Brixmor Property Group, Inc.	19,247	399,953
Broadstone Net Lease, Inc.	12,095	172,959
Camden Property Trust (SBI)	6,832	646,171
CareTrust (REIT), Inc.	6,432	131,856
CBL & Associates Properties, Inc.	1,557	32,666
Centerspace	970	58,452
Chatham Lodging Trust (b)	3,143	30,079
City Office REIT, Inc.	2,581	10,969
Community Healthcare Trust, Inc.	1,612	47,876
COPT Defense Properties (SBI)	7,228	172,243
Cousins Properties, Inc.	9,730	198,200
CTO Realty Growth, Inc.	1,408	22,824
CubeSmart	14,355	547,356
DiamondRock Hospitality Co.	13,507	108,461
Diversified Healthcare Trust (SBI) (b)	15,317	29,715
Douglas Emmett, Inc.	10,890	138,956
Easterly Government Properties, Inc.	6,075	69,437
EastGroup Properties, Inc.	2,840	472,945
Elme Communities (SBI)	5,666	77,284
Empire State Realty Trust, Inc.	8,382	67,391
EPR Properties	4,826	200,472
Equity Commonwealth	7,047	129,453
Equity Lifestyle Properties, Inc.	11,175	711,959
Essential Properties Realty Trust, Inc.	9,586	207,345
Farmland Partners, Inc.	3,094	31,744
Federal Realty Investment Trust (SBI)	4,696	425,598
First Industrial Realty Trust, Inc.	8,470	403,087
Four Corners Property Trust, Inc.	5,626	124,841
Franklin Street Properties Corp.	5,895	10,906
Getty Realty Corp.	2,919	80,944
Gladstone Commercial Corp.	2,655	32,285
Gladstone Land Corp.	2,232	31,761
Global Medical REIT, Inc.	4,043	36,266
Global Net Lease, Inc.	6,708	64,464
Healthcare Trust of America, Inc.	24,346	371,763
Hersha Hospitality Trust	2,157	21,268
Highwoods Properties, Inc. (SBI)	6,774	139,612
Hudson Pacific Properties, Inc.	8,228	54,716
Independence Realty Trust, Inc.	14,439	203,157
Industrial Logistics Properties Trust	4,182	12,086
InvenTrust Properties Corp.	4,380	104,288
JBG SMITH Properties	6,239	90,216
Kilroy Realty Corp.	6,751	213,399
Kimco Realty Corp.	39,634	697,162
Kite Realty Group Trust	14,048	300,908
Lamar Advertising Co. Class A	5,587	466,347
LTC Properties, Inc.	2,690	86,430
LXP Industrial Trust (REIT)	18,801	167,329
Medical Properties Trust, Inc. (b)	38,202	208,201
National Health Investors, Inc.	2,786	143,089
National Storage Affiliates Trust	5,279	167,555
NETSTREIT Corp.	4,018	62,600
NexPoint Diversified Real Estate Trust	2,153	18,753
NexPoint Residential Trust, Inc.	1,476	47,498
NNN (REIT), Inc.	11,663	412,170
Office Properties Income Trust	3,102	12,718
Omega Healthcare Investors, Inc.	14,965	496,239
One Liberty Properties, Inc.	1,134	21,399
Orion Office (REIT), Inc.	3,643	18,980
Outfront Media, Inc.	9,394	94,879
Paramount Group, Inc. (b)	10,460	48,325
Park Hotels & Resorts, Inc.	13,803	170,053
Pebblebrook Hotel Trust	7,898	107,334
Phillips Edison & Co., Inc. (b)	7,539	252,858
Physicians Realty Trust	15,343	187,031
Piedmont Office Realty Trust, Inc. Class A	8,038	45,174
Plymouth Industrial REIT, Inc.	2,551	53,443
Postal Realty Trust, Inc.	1,316	17,766
Potlatch Corp.	5,118	232,306
Rayonier, Inc.	9,494	270,199
Regency Centers Corp.	9,814	583,344
Retail Opportunity Investments Corp.	8,180	101,268
Rexford Industrial Realty, Inc.	12,847	633,999
RLJ Lodging Trust	10,234	100,191
RPT Realty	5,715	60,350
Ryman Hospitality Properties, Inc.	3,776	314,465
Sabra Health Care REIT, Inc.	14,818	206,563
Safehold, Inc. (b)	2,587	46,049
Saul Centers, Inc.	835	29,450
Service Properties Trust	10,614	81,622
SITE Centers Corp.	11,745	144,816
SL Green Realty Corp. (b)	4,116	153,527
Spirit Realty Capital, Inc.	9,075	304,285
Stag Industrial, Inc.	11,490	396,520
Star Holdings	862	10,792
Summit Hotel Properties, Inc.	6,838	39,660
Sunstone Hotel Investors, Inc.	13,295	124,308
Tanger Factory Outlet Centers, Inc.	6,736	152,234
Terreno Realty Corp.	4,760	270,368
The Macerich Co.	13,775	150,285
UMH Properties, Inc.	3,706	51,958
Uniti Group, Inc.	15,255	72,004
Universal Health Realty Income Trust (SBI)	823	33,274
Urban Edge Properties	7,574	115,579
Veris Residential, Inc.	5,114	84,381
Vornado Realty Trust	10,301	233,627
Whitestone REIT Class B	3,047	29,343
Xenia Hotels & Resorts, Inc.	7,050	83,049
		19,580,077
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	7,133	45,865
Compass, Inc. (a)	17,154	49,747
Cushman & Wakefield PLC (a)	10,451	79,637
Digitalbridge Group, Inc. (b)	9,312	163,705
Douglas Elliman, Inc.	4,495	10,159
eXp World Holdings, Inc. (b)	4,703	76,377
Forestar Group, Inc. (a)	1,135	30,577
Howard Hughes Holdings, Inc.	2,201	163,160
Jones Lang LaSalle, Inc. (a)	3,048	430,317
Kennedy-Wilson Holdings, Inc. (b)	7,548	111,258
Marcus & Millichap, Inc.	1,565	45,917
Newmark Group, Inc.	8,027	51,614
Opendoor Technologies, Inc. (a)	33,119	87,434
RE/MAX Holdings, Inc.	1,150	14,881
Redfin Corp. (a)(b)	7,071	49,780
Seritage Growth Properties (a)(b)	2,304	17,833
The RMR Group, Inc.	915	22,436
The St. Joe Co.	2,162	117,461
WeWork, Inc. (a)(b)	1,074	3,233
Zillow Group, Inc.:
Class A (a)	3,752	168,052
Class C (a)	10,129	467,555
		2,206,998
TOTAL REAL ESTATE		21,787,075
UTILITIES - 2.6%
Electric Utilities - 0.9%
Allete, Inc.	3,662	193,354
Avangrid, Inc. (b)	4,442	134,015
Hawaiian Electric Industries, Inc.	6,993	86,084
IDACORP, Inc.	3,223	301,834
MGE Energy, Inc.	2,310	158,258
NRG Energy, Inc.	14,687	565,743
OGE Energy Corp.	12,772	425,691
Otter Tail Corp. (b)	2,663	202,175
Pinnacle West Capital Corp.	7,217	531,749
PNM Resources, Inc.	5,446	242,946
Portland General Electric Co.	6,161	249,397
		3,091,246
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	1,135	110,946
National Fuel Gas Co.	5,852	303,777
New Jersey Resources Corp.	6,168	250,606
Northwest Natural Holding Co.	2,300	87,768
ONE Gas, Inc.	3,533	241,233
Southwest Gas Holdings, Inc.	4,183	252,695
Spire, Inc. (b)	3,349	189,486
UGI Corp.	13,359	307,257
		1,743,768
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	2,314	12,149
Clearway Energy, Inc.:
Class A	1,915	38,147
Class C	5,545	117,332
Montauk Renewables, Inc. (a)	4,008	36,513
Ormat Technologies, Inc. (b)	3,346	233,952
Sunnova Energy International, Inc. (a)(b)	6,381	66,809
Vistra Corp.	22,359	741,872
		1,246,774
Multi-Utilities - 0.4%
Avista Corp.	4,833	156,444
Black Hills Corp.	4,252	215,109
NiSource, Inc.	26,327	649,750
NorthWestern Energy Corp.	3,800	182,628
Unitil Corp.	1,028	43,906
		1,247,837
Water Utilities - 0.4%
American States Water Co.	2,361	185,763
Artesian Resources Corp. Class A	487	20,449
California Water Service Group	3,581	169,417
Consolidated Water Co., Inc.	975	27,729
Essential Utilities, Inc.	15,346	526,828
Middlesex Water Co.	1,132	74,995
SJW Group	1,764	106,034
York Water Co.	910	34,116
		1,145,331
TOTAL UTILITIES		8,474,956
TOTAL COMMON STOCKS (Cost $315,384,005)		317,339,678

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $293,644)	300,000	293,675

Money Market Funds - 12.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	10,994,133	10,996,332
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	28,942,655	28,945,549
TOTAL MONEY MARKET FUNDS (Cost $39,941,881)		39,941,881

TOTAL INVESTMENT IN SECURITIES - 108.2% (Cost $355,619,530)	357,575,234
NET OTHER ASSETS (LIABILITIES) - (8.2)% (h)	(27,029,569)
NET ASSETS - 100.0%	330,545,665

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	63	Dec 2023	5,665,590	(215,094)	(215,094)
CME E-mini S&P MidCap 400 Index Contracts (United States)	28	Dec 2023	7,057,120	(203,276)	(203,276)

TOTAL FUTURES CONTRACTS					(418,370)
The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $293,675.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $482,616 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,448,605	173,568,659	168,020,932	248,023	-	-	10,996,332	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	14,264,723	65,265,193	50,584,367	281,639	-	-	28,945,549	0.1%
Total	19,713,328	238,833,852	218,605,299	529,662	-	-	39,941,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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